UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-08932

Artisan Partners Funds, Inc.

(Exact name of registrant as specified in charter)

875 East Wisconsin Avenue, Suite 800

Milwaukee, WI 53202

(Address of principal executive offices) (Zip Code)

Sarah A. Johnson	Rajib Chanda
Artisan Partners Funds, Inc.	Ropes & Gray LLP
875 East Wisconsin Avenue, Suite 800	One Metro Center, 700 12th Street, N.W., Suite 900
Milwaukee, Wisconsin 53202	Washington, D.C. 20005

(Name and address of agents for service)

Registrant’s telephone number, including area code: (414) 390-6100

Date of fiscal year end: 09/30

Date of reporting period: 6/30/2012

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Schedule of Investments.

ARTISAN EMERGING MARKETS FUND

Schedule of Investments - June 30, 2012

Unaudited

Dollar values in thousands

	Shares Held	Value
COMMON AND PREFERRED STOCKS - 96.4%

BRAZIL - 15.1%
Anhanguera Educacional Participacoes SA	492,400	$6,276
Banco do Brasil S.A.(1)(2)	107,980	1,050
Banco do Brasil S.A.	407,700	3,964
BM&F BOVESPA SA	1,406,876	7,180
BR Properties SA	494,620	5,836
Companhia Energetica de Minas Gerais-CEMIG, Preferred(3)	640,138	11,961
Companhia Vale do Rio Doce	958,013	19,141
Hypermarcas SA(4)	1,812,438	10,711
Julio Simoes Logistica SA	805,700	3,783
Magazine Luiza SA	680,700	3,186
Magnesita Refratarios SA	953,900	3,039
PDG Realty SA Empreendimentos e Participacoes	2,255,539	3,942
Petroleo Brasileiro S.A.	2,300,889	21,651
Randon SA Implementos e Participacoes, Preferred(3)	1,329,124	5,956
Tim Participacoes S.A.	1,119,644	6,221
Totvs SA	249,109	4,800

		118,697

CHILE - 0.6%
Empresa Nacional de Telecomunicaciones S.A.	242,084	4,593

CHINA - 12.9%
Ajisen (China) Holdings Limited(5)	6,843,913	4,770
Chaoda Modern Agriculture (Holdings) Limited(2)(4)(5)	12,474,536	96
China High Precision Automation Group Ltd.(2)(5)	9,066,000	2,571
China Life Insurance Co., Limited, H Shares(5)	2,368,800	6,208
China Rongsheng Heavy Industries Group Holdings Limited(5)	13,676,901	3,201
China Shenhua Energy Company Limited(5)	1,255,000	4,426
China Unicom (Hong Kong) Limited(5)	4,499,500	5,641
China Yurun Food Group Limited(5)	3,926,000	3,466
CNOOC Limited(5)	6,959,000	14,038
Digital China Holdings Limited(5)	4,623,460	8,139
GOME Electrical Appliances Holdings Limited(5)	36,416,881	4,852
Huabao International Holdings Limited(5)	13,687,322	6,737
Huaneng Power International, Inc., H Shares(5)	13,400,900	10,126
Mindray Medical International Limited, Class A (DR)	181,335	5,493
Noah Holdings Ltd. (DR)	447,412	2,201
Sinopharm Group Co, H Shares(5)	2,998,900	8,304
Springland International Holdings Ltd.(5)	6,370,590	3,588
Zhuzhou CSR Times Electric Co., Ltd., H Shares(5)	2,726,515	7,507

		101,364

COLOMBIA - 1.0%
Grupo de Inversiones Suramericana	353,871	6,133
Grupo de Inversiones Suramericana, Preferred(3)	87,762	1,600

		7,733

EGYPT - 1.2%
Commercial International Bank Egypt SAE(5)	1,362,133	5,845
Egyptian Financial Group-Hermes Holding(4)(5)	1,922,810	3,266

		9,111

HONG KONG - 0.9%
AIA Group Ltd.(5)	2,115,465	7,294

HUNGARY - 0.9%
MOL Hungarian Oil and Gas Nyrt., Class A(5)	96,856	7,010

INDIA - 6.3%
ICICI Bank Limited(5)	498,059	8,010
India Cements Limited(5)	4,197,959	6,549
Infosys Limited(5)	217,538	9,820
Mahindra & Mahindra Ltd.(5)	505,386	6,406

Power Finance Corporation(5)	2,403,980	$7,684
Reliance Infrastructure Ltd.(5)	711,556	7,194
Welspun Corporation Ltd.(5)	1,636,369	3,514

		49,177

INDONESIA - 4.6%
Indofood CBP Sukses Makmur TBK PT(4)(5)	8,509,000	5,257
PT Astra International Tbk(5)	18,764,370	13,721
PT Bank Negara Indonesia Tbk(5)	24,291,018	9,987
PT Gudang Garam Tbk(5)	760,473	5,035
PT Telekomunikasi Indonesia Tbk(5)	2,541,653	2,212

		36,212

ITALY - 0.7%
Tenaris S.A. (DR)	164,702	5,760

KAZAKHSTAN - 0.9%
KazMunaiGas Exploration Production (DR)(5)	412,369	6,986

KOREA - 13.1%
Daewoo Shipbuilding & Marine Engineering Co., Ltd.(5)	321,894	7,483
E-Mart Co., Ltd.(5)	28,686	6,301
Hyundai Mobis(5)	33,534	8,118
KB Financial Group, Inc.(5)	302,912	9,866
LOCK&LOCK CO., LTD.(5)	261,249	7,755
Samsung Electronics Co., Ltd.(5)	44,843	47,544
Shinhan Financial Group Co., Ltd.(5)	332,580	11,575
Shinsegae Co., Ltd.(5)	22,375	4,126

		102,768

MEXICO - 5.8%
America Movil SAB de C.V., Series L	13,613,683	17,798
Grupo Financiero Banorte S.A. de C.V., O Shares	1,598,207	8,260
Grupo Televisa S.A., Series CPO	2,208,215	9,510
OHL Mexico SAB de CV(4)	5,095,269	6,207
Urbi, Desarrollos Urbanos, S.A. de C.V.(4)	3,705,089	3,566

		45,341

PANAMA - 0.6%
Copa Holdings SA, Class A(3)	61,768	5,095

PERU - 0.5%
Cementos Pacasmayo S.A.A. (DR)(4)	375,881	3,808

PHILIPPINES - 0.9%
Philippine Long Distance Telephone Company(5)	111,275	7,006

RUSSIA - 5.9%
Globaltrans Investment PLC (DR)(5)	447,642	8,056
LSR Group O.J.S.C. (DR)(5)	1,815,587	7,802
LUKOIL (DR)(5)	292,920	16,375
Mobile TeleSystems (DR)	473,623	8,146
Polymetal International PLC(5)	408,957	5,860

		46,239

SOUTH AFRICA - 5.4%
African Bank Investments Limited(5)	2,048,410	9,109
Harmony Gold Mining Company Limited(5)	981,212	9,210
Impala Platinum Holdings Limited(5)	325,775	5,418
Imperial Holdings Limited(5)	270,430	5,706
Mondi Limited(5)	504,958	4,314
Mr. Price Group Limited(5)	376,916	5,164
Naspers Limited, N Shares(5)	67,167	3,592

		42,513

SWEDEN - 0.9%
Alliance Oil Company Ltd. (DR)(4)(5)	751,907	6,883

TAIWAN - 10.4%
Chinatrust Financial Holding Company Ltd.(5)	11,992,669	6,903
E Ink Holdings Inc.(5)	6,079,000	6,713
Far Eastern Textile Ltd.(5)	5,670,213	6,041
Hon Hai Precision Industry Co., Ltd.(5)	5,486,921	16,545
HTC Corporation(5)	430,251	5,657
MediaTek Incorporation(5)	904,794	8,385
Taiwan Fertilizer Co., Ltd.(5)	2,682,000	6,201

Taiwan Semiconductor Manufacturing Company Ltd.(5)	9,127,647	$24,984

		81,429

THAILAND - 2.9%
Advanced Info Service Public Company Limited (DR)(5)	917,000	5,354
Bangkok Bank Public Company Limited (DR)(5)	1,594,800	9,655
Bumrungrad Hospital Public Company Limited (DR)(5)	2,380,616	5,260
PTT Exploration and Production Public Company Limited (DR)(5)	545,100	2,894

		23,163

TURKEY - 3.5%
Emlak Konut Gayrimenkul Yatirim(5)	5,785,925	7,127
Tekfen Holding A.S.(5)	2,203,008	8,075
Turk Ekonomi Bankasi A.S.(4)(5)	3,571,457	3,725
Turkiye Sinai Kalkinma Bankasi A.S.(5)	8,163,553	8,327

		27,254

UNITED ARAB EMIRATES - 0.5%
Air Arabia(5)	22,946,168	3,745

UNITED KINGDOM - 0.9%
Antofagasta plc(5)	400,820	6,879

Total common and preferred stocks (Cost $863,092)		756,060

	Par Amount
SHORT-TERM INVESTMENTS (CASH EQUIVALENTS) - 2.8%
Repurchase agreement with Fixed Income Clearing Corporation, 0.01%, dated 6/29/12, due 7/2/12, maturity value $21,947 - (Cost $21,947)(6)	$21,947	$21,947

Total investments - 99.2% (Cost $885,039)		778,007

Other assets less liabilities - 0.8%		6,151

Total net assets - 100.0%(7)		$784,158

(1)

The shares of Banco do Brasil S.A. were acquired in a private placement and are restricted. The shares of Banco do Brasil S.A. are freely tradeable outside the United States, where the Fund expects to trade them.

Security	Acquisition Dates	Cost	Value	Percentage of Total Net Assets
Banco do Brasil S.A.	7/1/2010	$1,477	$1,050	0.1%

(2)

Security has been determined to be illiquid under procedures established by the board of directors of Artisan Partners Funds, Inc. (“Artisan Funds”). In total, the value of securities determined to be illiquid were $3,717, or 0.5% of total net assets.

(3)	Non-voting shares.
(4)	Non-income producing security.
(5)	Valued at a fair value in accordance with procedures established by the board of directors of Artisan Funds. In total, securities valued at a fair value were $549,193 or 70.0% of total net assets.
(6)	Collateralized by:

Issuer	Rate	Maturity	Value
U.S. Treasury Bond	4.625%	2/15/2040	$22,390

(7)	Percentages for the various classifications relate to total net assets.

Company names are as reported by a data service provider and in some cases are translations; a company’s legal name may be different.

(DR) Depositary Receipt, voting rights may vary.

See Notes to Form N-Q.

PORTFOLIO DIVERSIFICATION - JUNE 30, 2012

Unaudited

Dollar values in thousands

	Value	Percentage of Total Net Assets
Consumer Discretionary	$86,523	11.0%
Consumer Staples	30,866	4.0
Energy	86,023	11.0
Financials	158,607	20.2
Healthcare	19,057	2.4
Industrials	65,149	8.3
Information Technology	135,158	17.2
Materials	88,425	11.3
Telecommunication Services	56,971	7.3
Utilities	29,281	3.7

Total common and preferred stocks	756,060	96.4
Short-term investments	21,947	2.8

Total investments	778,007	99.2
Other assets less liabilities	6,151	0.8

Total net assets	$784,158	100.0%

CURRENCY EXPOSURE - JUNE 30, 2012

Unaudited

Dollar values in thousands

	Value	Percentage of Total Investments
Brazilian real	$118,697	15.2%
British pound	12,739	1.6
Chilean peso	4,593	0.6
Colombian peso	7,733	1.0
Egyptian pound	9,111	1.2
Hong Kong dollar	100,964	13.0
Hungarian forint	7,010	0.9
Indian rupee	49,177	6.3
Indonesian rupiah	36,212	4.6
Korean won	102,768	13.2
Mexican peso	45,341	5.8
Philippine peso	7,006	0.9
South African rand	42,513	5.5
Swedish krona	6,883	0.9
Taiwan dollar	81,429	10.5
Thai baht	23,163	3.0
Turkish lira	27,254	3.5
U.S. dollar	91,669	11.8
United Arab Emirates dirham	3,745	0.5

Total investments	$778,007	100.0%

ARTISAN GLOBAL EQUITY FUND

Schedule of Investments - June 30, 2012

Unaudited

Dollar values in thousands

	Shares Held	Value
COMMON AND PREFERRED STOCKS - 97.9%

BELGIUM - 1.6%
Anheuser-Busch InBev NV(1)	2,570	$200

BRAZIL - 1.2%
Arcos Dorados Holdings, Inc., Class A	9,999	148

CANADA - 1.4%
Canadian Pacific Railway Limited	2,362	173

CHINA - 2.3%
China Mobile Limited(1)	13,100	144
Sun Art Retail Group Ltd.(1)	122,500	135

		279

DENMARK - 1.3%
Novo Nordisk A/S, Class B(1)	1,109	160

FRANCE - 8.2%
Air Liquide SA(1)	1,178	135
Christian Dior SA(1)	1,161	160
DANONE S.A.(1)	3,281	204
Eurofins Scientific(1)	1,595	198
Pernod Ricard SA(1)	1,626	174
Schneider Electric SA(1)	2,534	141

		1,012

GERMANY - 3.6%
Brenntag AG(1)	1,170	129
ElringKlinger AG(1)	6,497	155
Wirecard AG(1)	8,610	167

		451

HONG KONG - 3.4%
AIA Group Ltd.(1)	83,995	290
Samsonite International SA(1)	74,666	126

		416

INDIA - 1.7%
Housing Development Finance Corporation Ltd.(1)	18,203	213

INDONESIA - 0.9%
PT Bank Rakyat Indonesia (Persero) Tbk(1)	157,500	108

IRELAND - 1.6%
Glanbia plc(1)	26,051	193

JAPAN - 7.6%
CALBEE, Inc.(1)	4,500	282
JAPAN TOBACCO INC.(1)	9,600	284
Kao Corporation(1)	6,364	176
LAWSON, INC.(1)	2,800	196

		938

KOREA - 1.5%
Samsung Electronics Co., Ltd., Preferred(1)(2)	273	181

LUXEMBOURG - 1.2%
L’Occitane International SA(1)	55,000	152

NETHERLANDS - 2.9%
Akzo Nobel N.V.(1)	3,175	149
Unilever NV (DR)(1)	6,422	215

		364

PHILIPPINES - 1.2%
Alliance Global Group, Inc.(1)	551,730	153

SWITZERLAND - 5.8%
Nestle SA(1)	7,030	$419
Sonova Holding AG(1)	1,557	150
Swatch Group AG - Bearer Shares(1)	388	154

		723

UNITED KINGDOM - 9.3%
Experian PLC(1)	10,776	152
HSBC Holdings plc(1)	25,504	225
Prudential plc(1)	16,401	190
Rotork plc(1)	3,935	122
SABMiller plc(1)	5,848	235
Standard Chartered plc(1)	4,490	98
WPP plc(1)	10,279	125

		1,147

UNITED STATES - 41.2%
3M Company	2,081	186
Accenture plc, Class A	2,360	142
Air Products and Chemicals, Inc.	1,855	150
Allergan, Inc.	1,847	171
American Express Company	4,033	235
Anadarko Petroleum Corporation	3,689	244
Apple Inc.(3)	488	285
CME Group Inc., Class A	575	154
The Coca-Cola Company	2,631	206
Colgate-Palmolive Company	1,894	197
Comcast Corporation, Class A	6,229	199
Dresser-Rand Group Inc.(3)	2,606	116
eBay Inc.(3)	3,247	136
EMC Corporation(3)	8,252	211
Fossil, Inc.(3)	2,066	158
Google Inc., Class A(3)	599	347
JPMorgan Chase & Co.	4,019	144
Liberty Global, Inc., Series A(3)	3,193	158
MasterCard Incorporated, Class A	679	292
Monsanto Company	1,591	132
Precision Castparts Corp.	717	118
Schlumberger Limited	3,612	234
Thermo Fisher Scientific Inc.	2,883	150
United Technologies Corporation	2,003	151
Wal-Mart Stores, Inc.	2,962	207
The Walt Disney Company	4,376	212
YUM! Brands, Inc.	2,609	168

		5,103

Total common and preferred stocks (Cost $10,950)		12,114

	Par Amount
SHORT-TERM INVESTMENTS (CASH EQUIVALENTS) - 1.8%
Repurchase agreement with Fixed Income Clearing Corporation, 0.01%, dated 6/29/12, due 7/2/12, maturity value $230 - (Cost $230)(4)	$230	$230

Total investments - 99.7% (Cost $11,180)		12,344

Other assets less liabilities - 0.3%		31

Total net assets - 100.0%(5)		$12,375

(1)	Valued at a fair value in accordance with procedures established by the board of directors of Artisan Funds. In total, securities valued at a fair value were $6,690 or 54.1% of total net assets.
(2)	Non-voting shares.
(3)	Non-income producing security.
(4)	Collateralized by:

Issuer	Rate	Maturity	Value
U.S. Treasury Bond	4.625%	2/15/2040	$238

(5)	Percentages for the various classifications relate to total net assets.

Company names are as reported by a data service provider and in some cases are translations; a company’s legal name may be different.

(DR) Depositary Receipt, voting rights may vary.

See Notes to Form N-Q.

PORTFOLIO DIVERSIFICATION - JUNE 30, 2012

Unaudited

Dollar values in thousands

	Value	Percentage of Total Net Assets
Consumer Discretionary	$1,915	15.5%
Consumer Staples	3,323	26.8
Energy	594	4.8
Financials	1,657	13.4
Healthcare	829	6.7
Industrials	1,325	10.7
Information Technology	1,761	14.2
Materials	566	4.6
Telecommunication Services	144	1.2

Total common and preferred stocks	12,114	97.9
Short-term investments	230	1.8

Total investments	12,344	99.7
Other assets less liabilities	31	0.3

Total net assets	$12,375	100.0%

CURRENCY EXPOSURE - JUNE 30, 2012

Unaudited

Dollar values in thousands

	Value	Percentage of Total Investments
British pound	$1,147	9.3%
Danish krone	160	1.3
Euro	2,220	18.0
Hong Kong dollar	847	6.9
Indian rupee	213	1.7
Indonesian rupiah	108	0.9
Japanese yen	938	7.6
Korean won	181	1.5
Philippine peso	153	1.2
Swiss franc	723	5.8
U.S. dollar	5,654	45.8

Total investments	$12,344	100.0%

ARTISAN GLOBAL OPPORTUNITIES FUND (FORMERLY ARTISAN GROWTH OPPORTUNITIES FUND)

Schedule of Investments - June 30, 2012

Unaudited

Dollar values in thousands

	Shares Held	Value
COMMON STOCKS - 93.5%

AUSTRALIA - 0.9%
James Hardie Industries SE(1)	258,176	$2,115

BRAZIL - 8.3%
Anhanguera Educacional Participacoes SA	336,696	4,292
BR Malls Participacoes	177,800	2,036
Mills Estruturas e Servicos de Engenharia SA	298,322	4,099
OdontoPrev SA	929,850	4,722
Qualicorp SA(2)	278,031	2,431
Raia Drogasil S.A.	233,000	2,349

		19,929

CANADA - 1.6%
Tourmaline Oil Corp.(2)	145,128	3,832

CHINA - 3.3%
Baidu, Inc., Class A (DR)(2)	41,240	4,742
Shandong Weigao Group Medical Polymer Company Limited, H Shares(1)	959,572	1,065
Tsingtao Brewery Company Limited, H Shares(1)	376,814	2,156

		7,963

FRANCE - 2.2%
Ingenico(1)	26,693	1,295
Sanofi(1)	53,680	4,071

		5,366

GERMANY - 1.8%
Linde AG(1)	7,700	1,199
SAP AG (DR)	50,566	3,002

		4,201

HONG KONG - 1.2%
Hong Kong Exchanges & Clearing Limited(1)	99,203	1,422
Wynn Macau Limited(1)	620,557	1,462

		2,884

INDIA - 2.2%
HDFC Bank Limited (DR)	124,061	4,044
Jubilant Foodworks Limited(1)(2)	56,861	1,200

		5,244

INDONESIA - 0.5%
PT Bank Central Asia Tbk(1)	1,442,750	1,126

JAPAN - 2.0%
FANUC CORP.(1)	28,679	4,712

SWEDEN - 3.3%
Hexagon AB, Class B(1)	458,182	7,901

SWITZERLAND - 1.4%
Compagnie Financiere Richemont SA - Bearer Shares(1)	59,128	3,245

UNITED KINGDOM - 4.2%
ARM Holdings PLC(1)	623,436	4,965
Rotork plc(1)	165,523	5,113

		10,078

UNITED STATES - 60.6%
Agilent Technologies, Inc.	173,039	6,790
Amazon.com, Inc.(2)	11,500	2,626
Apple Inc.(2)	20,778	12,134
Biogen Idec Inc.(2)	56,992	8,229
Cerner Corporation(2)	59,877	4,949
Citrix Systems, Inc.(2)	59,691	5,010
Discover Financial Services	255,885	8,849

eBay Inc.(2)	217,893	$9,154
EMC Corporation(2)	358,888	9,198
Facebook, Inc., Class A(2)	88,113	2,742
Google Inc., Class A(2)	18,612	10,796
IHS Inc.(2)	99,257	10,693
Johnson Controls, Inc.	55,609	1,541
Monsanto Company	148,966	12,331
National Oilwell Varco, Inc.	90,486	5,831
Occidental Petroleum Corporation	63,469	5,444
Polo Ralph Lauren Corporation, Class A	32,634	4,571
Precision Castparts Corp.	19,137	3,148
Regeneron Pharmaceuticals, Inc.(2)	78,461	8,962
salesforce.com, inc.(2)	21,057	2,911
Starbucks Corporation	168,590	8,989

		144,898

Total common stocks (Cost $209,982)		223,494

	Par Amount
SHORT-TERM INVESTMENTS (CASH EQUIVALENTS) - 6.3%
Repurchase agreement with Fixed Income Clearing Corporation, 0.01%, dated 6/29/12, due 7/2/12, maturity value $15,139 - (Cost $15,139)(3)	$15,139	$15,139

Total investments - 99.8% (Cost $225,121)		238,633

Other assets less liabilities - 0.2%		373

Total net assets - 100.0%(4)		$239,006

(1)	Valued at a fair value in accordance with procedures established by the board of directors of Artisan Funds. In total, securities valued at a fair value were $43,047 or 18.0% of total net assets.
(2)	Non-income producing security.
(3)	Collateralized by:

Issuer	Rate	Maturity	Value
U.S. Treasury Bond	4.625%	2/15/2040	$15,445

(4)	Percentages for the various classifications relate to total net assets.

Company names are as reported by a data service provider and in some cases are translations; a company’s legal name may be different.

(DR) Depositary Receipt, voting rights may vary.

See Notes to Form N-Q.

FOREIGN CURRENCY FORWARD CONTRACTS - JUNE 30, 2012

Unaudited

Dollar values in thousands

Description	Counterparty	Transaction Type	Settlement Date	Cost on Origination Date	Value	Unrealized Appreciation (Depreciation)
Japanese Yen	State Street Bank and Trust Company	Sell	8/16/2012	$1,886	$1,842	$44
Japanese Yen	State Street Bank and Trust Company	Sell	8/16/2012	$66	$67	$(1)
Japanese Yen	State Street Bank and Trust Company	Sell	8/16/2012	$734	$759	$(24)
Japanese Yen	State Street Bank and Trust Company	Sell	8/16/2012	$230	$230	$— (1)
Japanese Yen	State Street Bank and Trust Company	Buy	8/16/2012	$718	$712	$(6)
Japanese Yen	State Street Bank and Trust Company	Sell	8/16/2012	$88	$88	$— (1)
Japanese Yen	State Street Bank and Trust Company	Sell	8/16/2012	$236	$237	$(1)

						$12

(1)	Amount rounds to less than $1.

PORTFOLIO DIVERSIFICATION - JUNE 30, 2012

Unaudited

Dollar values in thousands

	Value	Percentage of Total Net Assets
Consumer Discretionary	$27,926	11.7%
Consumer Staples	4,505	1.9
Energy	15,107	6.3
Financials	17,477	7.3
Healthcare	38,788	16.2
Industrials	30,196	12.6
Information Technology	73,850	30.9
Materials	15,645	6.6

Total common stocks	223,494	93.5
Short-term investments	15,139	6.3

Total investments	238,633	99.8
Other assets less liabilities	373	0.2

Total net assets	$239,006	100.0%

CURRENCY EXPOSURE(1) - JUNE 30, 2012

Unaudited

Dollar values in thousands

	Value	Percentage of Total Investments
Australian dollar	$2,115	0.9%
Brazilian real	19,929	8.3
British pound	10,078	4.2
Canadian dollar	3,832	1.6
Euro	6,565	2.7
Hong Kong dollar	6,105	2.6
Indian rupee	1,200	0.5
Indonesian rupiah	1,126	0.5
Japanese yen	4,712	2.0
Swedish krona	7,901	3.3
Swiss franc	3,245	1.4
U.S. dollar	171,825	72.0

Total investments	$238,633	100.0%

(1)	Excludes currency exposure to foreign currency forward contracts.

ARTISAN GLOBAL VALUE FUND

Schedule of Investments - June 30, 2012

Unaudited

Dollar values in thousands

	Shares Held	Value
COMMON STOCKS AND EQUITY-LINKED SECURITIES - 91.8%

BELGIUM - 1.6%
Groupe Bruxelles Lambert S.A.(1)	41,773	$2,839

FRANCE - 4.5%
Publicis Groupe(1)	84,664	3,872
Total SA(1)	90,987	4,106

		7,978

GERMANY - 1.4%
HeidelbergCement AG(1)	50,389	2,419

HONG KONG - 0.2%
Guoco Group Limited(1)	48,647	379

IRELAND - 1.0%
Ryanair Holdings PLC, Equity-Linked Security, 144A(1)(2)(3)(4)(5)	359,443	1,821

JAPAN - 4.1%
Credit Saison Co., Ltd.(1)	94,000	2,086
Kao Corporation(1)	120,500	3,323
SANKYO CO., LTD.(1)	25,457	1,242
Stanley Electric Co., Ltd.(1)	34,700	536

		7,187

NETHERLANDS - 1.5%
DE Master Blenders 1753 NV - When issued(2)(6)	59,576	672
ING Groep N.V.(1)(2)	286,321	1,932

		2,604

NORWAY - 1.2%
Orkla ASA(1)	279,812	2,031

SWITZERLAND - 4.9%
Adecco SA(1)	71,509	3,182
Novartis AG(1)	87,778	4,896
Pargesa Holding SA - Bearer Shares(1)	10,203	608

		8,686

UNITED KINGDOM - 15.1%
Compass Group PLC(1)	767,256	8,048
Diageo plc(1)	233,372	6,004
Experian PLC(1)	110,937	1,567
Lloyds Banking Group plc(1)(2)	4,015,970	1,975
Tesco plc(1)	852,152	4,142
Unilever PLC (DR)	149,099	5,029

		26,765

UNITED STATES - 56.3%
3M Company	61,425	5,504
Accenture plc, Class A	29,730	1,787
American Express Company	76,275	4,440
Aon Corporation	126,414	5,914
Arch Capital Group Ltd.(2)(7)	154,205	6,120
The Bank of New York Mellon Corporation	268,933	5,903
Becton, Dickinson and Company	26,889	2,010
The Chubb Corporation	51,129	3,723
Cisco Systems, Inc.	157,034	2,696
CVS Caremark Corporation	22,153	1,035
Fidelity National Financial, Inc.	170,836	3,290
Google Inc., Class A(2)	10,849	6,293
Hasbro, Inc.	73,458	2,488
Johnson & Johnson	83,783	5,660
Marsh & McLennan Companies, Inc.	164,574	5,304
MasterCard Incorporated, Class A	13,474	5,795
Mohawk Industries, Inc.(2)	15,689	1,096
Oracle Corporation	215,607	6,404

The Progressive Corporation	134,483	$2,801
Signet Jewelers Ltd.	127,578	5,615
Target Corporation	83,241	4,844
TE Connectivity Ltd.	198,058	6,320
Wal-Mart Stores, Inc.	67,209	4,686

		99,728

Total common stocks and equity-linked securities (Cost $149,424)		162,437

	Par Amount
SHORT-TERM INVESTMENTS (CASH EQUIVALENTS) - 8.3%
Repurchase agreement with Fixed Income Clearing Corporation, 0.01%, dated 6/29/12, due 7/2/12, maturity value $14,743 - (Cost $14,743)(8)	$14,743	$14,743

Total investments - 100.1% (Cost $164,167)		177,180

Other assets less liabilities - (0.1%)		(183)

Total net assets - 100.0%(9)		$176,997

(1)	Valued at a fair value in accordance with procedures established by the board of directors of Artisan Funds. In total, securities valued at a fair value were $57,008 or 32.2% of total net assets.
(2)	Non-income producing security.
(3)	Non-voting shares.
(4)

Security is an equity-linked participation certificate issued by HSBC Bank plc. As described in Note (G) in Notes to Form N-Q, equity-linked participation certificates are subject to counterparty risk with respect to the bank or broker-dealer that issues them.

(5)

Security is restricted. Ryanair Holdings PLC was acquired in a transaction under Rule 144A of the Securities Act of 1933, as amended. The shares of Ryanair Holdings PLC may be resold in transactions exempt from registration to qualified institutional buyers.

Security	Acquisition Dates	Cost	Value	Percentage of Total Net Assets
Ryanair Holdings PLC	8/26/09 - 6/25/12	$1,735	$1,821	1.0%

(6)	Cash in the amount of $643 has been segregated to cover the when-issued purchase commitment and is included in Short-Term Investments.
(7)	Affiliated company as defined by the Investment Company Act of 1940, as amended. See Note (J) in Notes to Form N-Q.
(8)	Collateralized by:

Issuer	Rate	Maturity	Value
U.S. Treasury Bond	4.625%	2/15/2040	$15,039

(9)	Percentages for the various classifications relate to total net assets.

Company names are as reported by a data service provider and in some cases are translations; a company’s legal name may be different.

(DR) Depositary Receipt, voting rights may vary.

See Notes to Form N-Q.

FOREIGN CURRENCY FORWARD CONTRACTS - JUNE 30, 2012

Unaudited

Dollar values in thousands

Description	Counterparty	Transaction Type	Settlement Date	Cost on Origination Date	Value	Unrealized Appreciation (Depreciation)
Japanese Yen	State Street Bank and Trust Company	Sell	8/16/2012	$3,204	$3,129	$75
Japanese Yen	State Street Bank and Trust Company	Sell	8/16/2012	246	247	(1)
Japanese Yen	State Street Bank and Trust Company	Sell	8/16/2012	223	228	(5)
Japanese Yen	State Street Bank and Trust Company	Sell	8/16/2012	65	67	(2)
Japanese Yen	State Street Bank and Trust Company	Sell	8/16/2012	159	165	(4)
Japanese Yen	State Street Bank and Trust Company	Sell	8/16/2012	466	478	(13)
Japanese Yen	State Street Bank and Trust Company	Sell	8/16/2012	24	23	(1)
Japanese Yen	State Street Bank and Trust Company	Sell	8/16/2012	324	329	(5)
Japanese Yen	State Street Bank and Trust Company	Sell	8/16/2012	152	151	1
Japanese Yen	State Street Bank and Trust Company	Sell	8/16/2012	81	80	1
Japanese Yen	State Street Bank and Trust Company	Sell	8/16/2012	154	155	(1)
Japanese Yen	State Street Bank and Trust Company	Sell	8/16/2012	669	674	(5)

						$40

PORTFOLIO DIVERSIFICATION - JUNE 30, 2012

Unaudited

Dollar values in thousands

	Value	Percentage of Total Net Assets
Consumer Discretionary	$27,741	15.7%
Consumer Staples	24,891	14.1
Energy	4,106	2.3
Financials	47,314	26.7
Healthcare	12,566	7.1
Industrials	14,105	8.0
Information Technology	29,295	16.5
Materials	2,419	1.4

Total common stocks and equity-linked securities	162,437	91.8
Short-term investments	14,743	8.3

Total investments	177,180	100.1
Other assets less liabilities	(183)	(0.1)

Total net assets	$176,997	100.0%

CURRENCY EXPOSURE(1) - JUNE 30, 2012

Unaudited

Dollar values in thousands

	Value	Percentage of Total Investments
British pound	$21,736	12.3%
Euro	17,661	10.0
Hong Kong dollar	379	0.2
Japanese yen	7,187	4.1
Norwegian krone	2,031	1.1
Swiss franc	8,686	4.9
U.S. dollar	119,500	67.4

Total investments	$177,180	100.0%

(1)	Excludes currency exposure to foreign currency forward contracts.

ARTISAN INTERNATIONAL FUND

Schedule of Investments - June 30, 2012

Unaudited

Dollar values in thousands

	Shares Held	Value
COMMON AND PREFERRED STOCKS - 95.9%

AUSTRALIA - 0.3%
Coca-Cola Amatil Limited(1)	1,653,492	$22,710

BELGIUM - 4.7%
Anheuser-Busch InBev NV(1)	4,975,412	386,802
Telenet Group Holding NV(1)	116,311	5,081
UCB SA(1)	540,989	27,299

		419,182

BRAZIL - 0.6%
Arcos Dorados Holdings, Inc., Class A	3,768,852	55,704

CANADA - 3.7%
Canadian National Railway Company	21,243	1,792
Canadian Pacific Railway Limited	4,516,298	330,864

		332,656

CHINA - 7.6%
Baidu, Inc., Class A (DR)(2)	2,317,571	266,474
China Construction Bank Corporation, H Shares(1)	114,819,000	79,165
China Mobile Limited(1)	14,855,370	163,461
China Resources Land Limited(1)	43,136,341	89,306
Tencent Holdings Limited(1)	2,810,314	82,990

		681,396

FRANCE - 9.4%
Air Liquide SA(1)	555,718	63,580
DANONE S.A.(1)	2,303,500	143,007
LVMH Moet Hennessy Louis Vuitton SA(1)	384,808	58,652
Pernod Ricard SA(1)	1,830,927	195,866
Schneider Electric SA(1)	2,721,270	151,626
Technip SA(1)	259,875	27,119
Unibail-Rodamco(1)	730,224	134,723
Zodiac Aerospace(1)	714,033	72,655

		847,228

GERMANY - 12.3%
Bayer AG(1)	799,686	57,664
Beiersdorf AG(1)	2,171,920	140,921
Brenntag AG(1)	1,319,446	145,968
Daimler AG(1)	1,703,869	76,630
Henkel AG & Co. KGaA, Preferred(1)(3)	1,954,000	129,768
Kabel Deutschland Holding AG(1)(2)	255,674	15,911
Linde AG(1)	2,525,778	393,410
Muenchener Rueckversicherungs-Gesellschaft AG(1)	980,488	138,337

		1,098,609

HONG KONG - 11.1%
AIA Group Ltd.(1)	81,178,063	279,898
BOC Hong Kong (Holdings) Limited(1)	21,507,544	66,191
Hang Seng Bank Limited(1)	7,476,088	102,070
Henderson Land Development Company Limited(1)	10,989,565	61,199
Hongkong Land Holdings Limited(1)	10,536,799	60,675
MGM China Holdings Ltd.(1)	8,950,811	13,767
Sands China Ltd.(1)	37,907,806	121,432
Sino Land Company Limited(1)	68,715,276	104,128

Sun Hung Kai Properties Limited(1)	9,185,493	108,938
Wynn Macau Limited(1)	33,182,680	78,200

		996,498

INDIA - 0.4%
Coal India Limited(1)	5,844,357	36,430

ITALY - 1.2%
Fiat Industrial SpA(1)	10,540,924	103,875

JAPAN - 13.1%

BRIDGESTONE CORPORATION(1)	3,479,220	$79,806
HONDA MOTOR CO., LTD.(1)	7,640,344	266,149
JAPAN TOBACCO INC.(1)	15,392,800	456,143
Kao Corporation(1)	7,470,067	206,024
NGK INSULATORS, LTD.(1)	7,489,000	82,658
SOFTBANK Corp(1)	2,346,274	87,232

		1,178,012

KOREA - 0.8%
Samsung Electronics Co., Ltd.(1)	69,347	73,523

NETHERLANDS - 5.6%
Akzo Nobel N.V.(1)	1,759,126	82,749
Koninklijke Vopak NV(1)	1,307,434	83,841
Unilever NV (DR)(1)	9,873,754	330,478
Ziggo NV(1)(2)	283,836	9,075

		506,143

NIGERIA - 0.2%
Nigerian Breweries Plc.	31,441,503	19,657

SINGAPORE - 0.9%
City Developments Limited(1)	3,494,310	31,228
Genting Singapore PLC(1)	42,538,434	47,739

		78,967

SPAIN - 0.6%
Grifols S.A.(1)(2)	2,187,852	55,494

SWITZERLAND - 7.3%
Compagnie Financiere Richemont SA - Bearer Shares(1)	969,897	53,228
Givaudan SA(1)	83,203	81,720
Nestle SA(1)	5,457,407	325,542
Roche Holding AG - Genussscheine(1)(3)	574,883	99,241
Swatch Group AG - Bearer Shares(1)	246,488	97,526

		657,257

UNITED KINGDOM - 11.9%
Diageo plc(1)	1,871,485	48,144
HSBC Holdings plc(1)	22,069,112	194,593
Imperial Tobacco Group plc(1)	5,991,892	230,551
Johnson Matthey PLC(1)	1,931,213	66,962
Kingfisher plc(1)	9,025,403	40,809
Land Securities Group plc(1)	2,127,981	24,679
Prudential plc(1)	3,294,049	38,166
Reckitt Benckiser Group PLC(1)	110,003	5,802
Royal Dutch Shell PLC, Class A(1)	1,128,100	38,121
SABMiller plc(1)	4,765,660	191,424
Tate & Lyle PLC(1)	5,137,644	52,207
William Morrison Supermarkets plc(1)	5,902,238	24,633
WPP plc(1)	9,229,592	112,179

		1,068,270

UNITED STATES - 4.2%
Covidien plc	3,696,936	197,786
Liberty Global, Inc., Series A(2)	402,886	19,995
Schlumberger Limited	2,240,335	145,420
Virgin Media Inc.	351,333	8,569

		371,770

Total common and preferred stocks (Cost $7,549,569)		8,603,381
	Par Amount
SHORT-TERM INVESTMENTS (CASH EQUIVALENTS) - 4.1%
Repurchase agreement with Fixed Income Clearing Corporation, 0.01%, dated 6/29/12, due 7/2/12, maturity value $368,137 - (Cost $368,137)(4)	$368,137	$368,137

Total investments - 100.0% (Cost $7,917,706)		8,971,518

Other assets less liabilities - 0.0%(5)		1,337

Total net assets - 100.0%(6)		$8,972,855

(1)	Valued at a fair value in accordance with procedures established by the board of directors of Artisan Funds. In total, securities valued at a fair value were $7,557,120 or 84.2% of total net assets.
(2)	Non-income producing security.
(3)	Non-voting shares.
(4)	Collateralized by:

Issuer	Rate	Maturity	Value
U.S. Treasury Bond	4.625%	2/15/2040	375,506

(5)	Represents less than 0.1% of total net assets.
(6)	Percentages for the various classifications relate to total net assets.

Company names are as reported by a data service provider and in some cases are translations; a company’s legal name may be different.

(DR) Depositary Receipt, voting rights may vary.

See Notes to Form N-Q.

PORTFOLIO DIVERSIFICATION - JUNE 30, 2012

Unaudited

Dollar values in thousands

	Value	Percentage of Total Net Assets
Consumer Discretionary	$1,146,296	12.8%
Consumer Staples	2,909,679	32.4
Energy	247,090	2.8
Financials	1,513,296	16.9
Healthcare	437,484	4.9
Industrials	973,279	10.8
Information Technology	422,987	4.7
Materials	688,421	7.7
Telecommunication Services	264,849	2.9

Total common and preferred stocks	8,603,381	95.9
Short-term investments	368,137	4.1

Total investments	8,971,518	100.0
Other assets less liabilities	1,337	0.0 (1)

Total net assets	$8,972,855	100.0%

(1)	Represents less than 0.1% of total net assets.

CURRENCY EXPOSURE - JUNE 30, 2012

Unaudited

Dollar values in thousands

	Value	Percentage of Total Investments
Australian dollar	$22,710	0.3%
British pound	1,030,149	11.5
Euro	3,068,652	34.2
Hong Kong dollar	1,350,745	15.1
Indian rupee	36,430	0.4
Japanese yen	1,178,012	13.1
Korean won	73,523	0.8
Nigeria naira	19,657	0.2
Singapore dollar	78,967	0.9
Swiss franc	657,257	7.3
U.S. dollar	1,455,416	16.2

Total investments	$8,971,518	100.0%

ARTISAN INTERNATIONAL SMALL CAP FUND

Schedule of Investments - June 30, 2012

Unaudited

Dollar values in thousands

	Shares Held	Value
COMMON STOCKS - 92.7%

AUSTRALIA - 1.2%
Domino’s Pizza Enterprises Limited(1)	707,066	$7,322

BRAZIL - 3.8%
M Dias Branco SA	472,600	13,883
Raia Drogasil S.A.	967,500	9,754

		23,637

CHINA - 10.4%
AMVIG Holdings Ltd(1)	11,662,000	5,145
Beijing Enterprises Water Group Limited(1)	30,458,000	5,749
China Everbright International Limited(1)	6,036,700	2,867
Golden Eagle Retail Group Ltd.(1)	669,000	1,379
Hengan International Group Company Limited(1)	678,050	6,584
Intime Department Store Group Company Limited(1)	14,113,300	14,019
New World Department Store China(1)	7,763,000	4,202
Parkson Retail Group Ltd.(1)	9,432,500	8,565
Yingde Gases(1)	17,662,500	16,110

		64,620

DENMARK - 0.2%
Royal Unibrew A/S(1)	18,178	1,151

FRANCE - 12.2%
Eurofins Scientific(1)	183,404	22,733
Gemalto NV(1)	120,052	8,634
Ingenico(1)	54,679	2,654
Ipsos(1)	590,206	17,385
Rubis(1)	474,240	24,400

		75,806

GERMANY - 18.0%
Gerresheimer AG(1)	326,493	15,376
GfK SE(1)	539,934	26,794
Sixt AG(1)	384,090	6,427
Wacker Neuson SE(1)	1,121,726	14,822
Wirecard AG(1)	2,535,723	49,131

		112,550

HONG KONG - 2.6%
SJM Holdings Limited(1)	8,588,932	15,981

IRELAND - 2.2%
Glanbia plc(1)	1,900,679	14,058

ITALY - 5.9%
Davide Campari - Milano S.p.A.(1)	3,710,863	25,843
Marr SpA(1)	1,195,651	11,186

		37,029

JAPAN - 5.7%
AUTOBACS SEVEN CO., LTD.(1)	539,700	26,423
CALBEE, Inc.(1)	51,500	3,227
SUGI HOLDINGS CO., LTD.(1)	185,200	6,083

		35,733

KENYA - 0.5%
East African Breweries Limited(1)	1,154,300	3,125

LUXEMBOURG - 3.4%
L’Occitane International SA(1)	7,734,750	21,423

PERU - 1.4%
Ferreyros S.A.	10,169,375	8,699

PHILIPPINES - 4.4%
Alliance Global Group, Inc.(1)	98,438,800	27,241

RUSSIA - 0.2%
Pharmstandard(1)(2)	31,941	$1,412

SINGAPORE - 6.5%
City Developments Limited(1)	654,972	5,853
Petra Foods Limited(1)	5,988,000	11,872
SIA Engineering Company(1)	3,981,700	12,589
Super Group Ltd.(1)	6,021,000	10,010

		40,324

SPAIN - 0.2%
Pescanova, S.A.(1)	42,636	1,164

SWITZERLAND - 2.0%
Schindler Holding AG, Participation Certificates(1)(3)	110,312	12,336

UNITED KINGDOM - 11.9%
Aegis Group plc(1)	5,332,801	13,538
APR Energy PLC(1)	976,491	10,404
Babcock International Group plc(1)	2,413,573	32,296
Big Yellow Group PLC(1)	1,087,153	4,960
Britvic Plc(1)	2,230,183	11,535
Dignity PLC(1)	96,613	1,222

		73,955

Total common stocks (Cost $476,537)		577,566

	Par Amount
SHORT-TERM INVESTMENTS (CASH EQUIVALENTS) - 6.6%
Repurchase agreement with Fixed Income Clearing Corporation, 0.01%, dated 6/29/12, due 7/2/12, maturity value $40,915 - (Cost $40,915)(4)	$40,915	$40,915

Total investments - 99.3% (Cost $517,452)		618,481

Other assets less liabilities - 0.7%		4,593

Total net assets - 100.0%(5)		$623,074

(1)	Valued at a fair value in accordance with procedures established by the board of directors of Artisan Funds. In total, securities valued at a fair value were $545,230 or 87.5% of total net assets.
(2)	Non-income producing security.
(3)	Non-voting shares.
(4)	Collateralized by:

Issuer	Rate	Maturity	Value
U.S. Treasury Bond	4.625%	2/15/2040	$41,735

(5)	Percentages for the various classifications relate to total net assets.

Company names are as reported by a data service provider and in some cases are translations; a company’s legal name may be different.

See Notes to Form N-Q.

PORTFOLIO DIVERSIFICATION - JUNE 30, 2012

Unaudited

Dollar values in thousands

	Value	Percentage of Total Net Assets
Consumer Discretionary	$158,253	25.4%
Consumer Staples	129,475	20.8
Financials	10,813	1.7
Healthcare	39,521	6.4
Industrials	117,277	18.8
Information Technology	60,419	9.7
Materials	21,255	3.4
Utilities	40,553	6.5

Total common stocks	577,566	92.7
Short-term investments	40,915	6.6

Total investments	618,481	99.3
Other assets less liabilities	4,593	0.7

Total net assets	$623,074	100.0%

CURRENCY EXPOSURE - JUNE 30, 2012

Unaudited

Dollar values in thousands

	Value	Percentage of Total Investments
Australian dollar	$7,322	1.2%
Brazilian real	23,637	3.8
British pound	73,955	12.0
Danish krone	1,151	0.2
Euro	240,607	38.9
Hong Kong dollar	102,024	16.5
Japanese yen	35,733	5.8
Kenya shilling	3,125	0.5
Peruvian nuevo sol	8,699	1.4
Philippine peso	27,241	4.4
Singapore dollar	40,324	6.5
Swiss franc	12,336	2.0
U.S. dollar	42,327	6.8

Total investments	$618,481	100.0%

ARTISAN INTERNATIONAL VALUE FUND

Schedule of Investments - June 30, 2012

Unaudited

Dollar values in thousands

	Shares Held	Value
COMMON STOCKS AND EQUITY-LINKED SECURITIES - 91.0%

BELGIUM - 1.7%
Groupe Bruxelles Lambert S.A.(1)	1,431,936	$97,314

DENMARK - 1.8%
Carlsberg A/S, Class B(1)	1,289,355	101,598

FRANCE - 7.9%
Publicis Groupe(1)	2,835,252	129,661
Societe Television Francaise 1(1)	3,597,667	28,807
Sodexo(1)	709,777	55,305
Sodexo - Registered Shares(1)(2)	1,284,779	100,108
Total SA(1)	3,043,282	137,341

		451,222

GERMANY - 2.9%
HeidelbergCement AG(1)	2,450,849	117,656
Wincor Nixdorf AG(1)	1,296,244	45,949

		163,605

HONG KONG - 1.0%
Guoco Group Limited(1)	7,545,736	58,696

IRELAND - 3.8%
ICON PLC (DR)(3)(4)	4,245,959	95,661
Ryanair Holdings PLC, Equity-Linked Security, 144A(1)(3)(5)(6)(7)	23,493,490	119,039

		214,700

JAPAN - 10.7%
Aderans Co., Ltd.(1)(3)(4)	2,444,767	29,951
CALBEE, Inc.(1)	88,000	5,515
Credit Saison Co., Ltd.(1)	6,872,459	152,502
Kao Corporation(1)	6,938,400	191,361
NIFCO INC. (1)	1,220,500	29,518
SANKYO CO., LTD.(1)	1,595,792	77,859
SEINO HOLDINGS CO., LTD.(1)	1,205,240	8,078
Stanley Electric Co., Ltd.(1)	7,303,100	112,731

		607,515

NETHERLANDS - 6.4%
DE Master Blenders 1753 NV - When issued(3)(8)	2,136,281	24,088
ING Groep N.V.(1)(3)	19,577,250	132,084
Koninklijke Ahold NV(1)	8,139,505	100,860
Koninklijke Philips Electronics N.V.(1)	5,456,262	107,890

		364,922

NORWAY - 1.1%
Orkla ASA(1)	8,412,697	61,063

SWITZERLAND - 8.4%
Adecco SA(1)	1,915,071	85,224
Novartis AG(1)	3,385,989	188,870
Panalpina Welttransport Holding AG(1)(4)	1,395,597	125,246
Pargesa Holding SA - Bearer Shares(1)	1,344,272	80,101

		479,441

THAILAND - 0.6%
Thai Beverage Public Company Limited(1)	131,947,183	35,541

UNITED KINGDOM - 25.7%
Carpetright PLC(1)(3)	3,161,793	33,548
Compass Group PLC(1)	32,620,837	342,168
Diageo plc(1)	6,902,398	177,566
Experian PLC(1)	6,506,924	91,918
Lloyds Banking Group plc(1)(3)	178,166,250	87,635
Michael Page International plc(1)	11,629,078	68,535
Qinetiq Group PLC(1)(4)	57,191,303	140,862
Reed Elsevier PLC(1)	22,085,999	177,184

Savills Plc (1)(4)	10,043,194	$55,042
Tesco plc (1)	25,049,857	121,764
Unilever PLC (DR)	5,077,018	171,248

		1,467,470

UNITED STATES - 19.0%
Accenture plc, Class A	1,359,800	81,710
Aon Corporation	4,134,848	193,428
Arch Capital Group Ltd.(3)(4)	5,690,613	225,860
Covidien plc	3,534,046	189,072
Signet Jewelers Ltd.	3,531,276	155,411
TE Connectivity Ltd.	7,449,450	237,712

		1,083,193

Total common stocks and equity-linked securities (Cost $4,703,753)		5,186,280

	Par Amount
SHORT-TERM INVESTMENTS (CASH EQUIVALENTS) - 9.2%
Repurchase agreement with Fixed Income Clearing Corporation, 0.01%, dated 6/29/12, due 7/2/12, maturity value $526,437 - (Cost $526,437)(9)	$526,437	$526,437

Total investments - 100.2% (Cost $5,230,190)		5,712,717

Other assets less liabilities - (0.2%)		(12,876)

Total net assets - 100.0%(10)		$5,699,841

(1)	Valued at a fair value in accordance with procedures established by the board of directors of Artisan Funds. In total, securities valued at a fair value were $3,812,090 or 66.9% of total net assets.
(2)	Shares are registered with the issuing company and not tradable until converted back to bearer shares.
(3)	Non-income producing security.
(4)	Affiliated company as defined by the Investment Company Act of 1940, as amended. See Note (J) in Notes to Form N-Q.
(5)	Non-voting shares.
(6)

Security is an equity-linked participation certificate issued by HSBC Bank plc. As described in Note (G) in Notes to Form N-Q, equity-linked participation certificates are subject to counterparty risk with respect to the bank or broker-dealer that issues them.

(7)

Security is restricted. Ryanair Holdings PLC was acquired in a transaction under Rule 144A of the Securities Act of 1933, as amended. The shares of Ryanair Holdings PLC may be resold in transactions exempt from registration to qualified institutional buyers.

Security	Acquisition Dates	Cost	Value	Percentage of Total Net Assets
Ryanair Holdings PLC	9/17/08 - 6/25/12	$98,625	$119,039	2.1%

(8)	Cash in the amount of $23,081 has been segregated to cover the when-issued purchase commitment and is included in Short-Term Investments.
(9)	Collateralized by:

Issuer	Rate	Maturity	Value
U.S. Treasury Bond	4.625%	2/15/2040	$536,972

(10)	Percentages for the various classifications relate to total net assets.

Company names are as reported by a data service provider and in some cases are translations; a company’s legal name may be different.

(DR) Depositary Receipt, voting rights may vary.

See Notes to Form N-Q.

FOREIGN CURRENCY FORWARD CONTRACTS - JUNE 30, 2012

Unaudited

Dollar values in thousands

Description	Counterparty	Transaction Type	Settlement Date	Cost on Origination Date	Value	Unrealized Appreciation (Depreciation)
Japanese Yen	State Street Bank and Trust Company	Sell	8/16/2012	$411,922	$402,238	$9,684
Japanese Yen	State Street Bank and Trust Company	Sell	8/16/2012	28,138	28,259	(121)
Japanese Yen	State Street Bank and Trust Company	Sell	8/16/2012	15,841	16,140	(299)
Japanese Yen	State Street Bank and Trust Company	Buy	8/16/2012	28,261	28,018	(243)
Japanese Yen	State Street Bank and Trust Company	Sell	8/16/2012	16,194	16,091	102
Japanese Yen	State Street Bank and Trust Company	Sell	8/16/2012	12,984	12,838	146
Japanese Yen	State Street Bank and Trust Company	Sell	8/16/2012	13,740	13,842	(102)

						$9,167

PORTFOLIO DIVERSIFICATION - JUNE 30, 2012

Unaudited

Dollar values in thousands

	Value	Percentage of Total Net Assets
Consumer Discretionary	$1,242,300	21.8%
Consumer Staples	959,492	16.8
Energy	137,341	2.4
Financials	1,082,662	19.0
Healthcare	473,603	8.3
Industrials	807,855	14.2
Information Technology	365,371	6.4
Materials	117,656	2.1

Total common stocks and equity-linked securities	5,186,280	91.0
Short-term investments	526,437	9.2

Total investments	5,712,717	100.2
Other assets less liabilities	(12,876)	(0.2)

Total net assets	$5,699,841	100.0%

CURRENCY EXPOSURE(1) - JUNE 30, 2012

Unaudited

Dollar values in thousands

	Value	Percentage of Total Investments
British pound	$1,296,222	22.7%
Danish krone	101,598	1.8
Euro	1,196,102	20.9
Hong Kong dollar	58,696	1.0
Japanese yen	607,515	10.6
Norwegian krone	61,063	1.1
Singapore dollar	35,541	0.6
Swiss franc	479,441	8.4
U.S. dollar	1,876,539	32.9

Total investments	$5,712,717	100.0%

(1)	Excludes exposure to foreign currency forward contracts.

ARTISAN MID CAP FUND

Schedule of Investments - June 30, 2012

Unaudited

Dollar values in thousands

	Shares Held	Value
COMMON STOCKS - 95.0%

CONSUMER DISCRETIONARY - 19.4%
Auto Components - 1.8%
BorgWarner Inc.(1)	1,774,214	$116,371

Automobiles - 0.6%
Tesla Motors, Inc.(1)	1,260,185	39,431

Distributors - 1.8%
LKQ Corporation(1)	3,367,170	112,463

Diversified Consumer Services - 0.9%
New Oriental Education & Technology Group, Inc. (DR)(1)(2)	2,224,200	54,493

Hotels, Restaurants & Leisure - 3.9%
Chipotle Mexican Grill, Inc.(1)	283,424	107,687
Ctrip.com International, Ltd. (DR)(1)(2)	520,230	8,719
Starwood Hotels & Resorts Worldwide, Inc.	1,849,099	98,076
Wynn Resorts, Limited	281,075	29,153

		243,635

Internet & Catalog Retail - 0.2%
Netflix, Inc.(1)	175,667	12,028

Specialty Retail - 2.6%
Tractor Supply Company	866,700	71,988
Ulta Salon, Cosmetics & Fragrance, Inc.	988,500	92,306

		164,294

Textiles, Apparel & Luxury Goods - 7.6%
Coach, Inc.	2,383,023	139,359
Fossil, Inc.(1)	1,672,535	128,016
lululemon athletica inc.(1)	768,416	45,821
Polo Ralph Lauren Corporation, Class A	866,722	121,393
Under Armour, Inc., Class A(1)	481,400	45,483

		480,072

CONSUMER STAPLES - 2.0%
Food Products - 2.0%
Mead Johnson Nutrition Company	793,800	63,909
TreeHouse Foods, Inc.(1)	1,037,100	64,601

		128,510

ENERGY - 7.6%
Energy Equipment & Services - 4.9%
Cameron International Corporation(1)	2,943,849	125,732
Core Laboratories N.V.	281,010	32,569
Dresser-Rand Group Inc.(1)	2,890,527	128,744
Oceaneering International, Inc.	448,900	21,484

		308,529

Oil, Gas & Consumable Fuels - 2.7%
Cabot Oil & Gas Corporation	1,871,100	73,721
Noble Energy, Inc.	1,126,900	95,584

		169,305

FINANCIALS - 4.9%
Capital Markets - 1.2%
Ares Capital Corporation	4,642,509	74,094

Commercial Banks - 0.7%
HDFC Bank Limited (DR)(2)	1,405,090	45,806

Consumer Finance - 3.0%
Discover Financial Services	5,496,610	190,073

HEALTHCARE - 23.7%

Biotechnology - 8.4%
Alexion Pharmaceuticals, Inc.(1)	657,500	$65,290
ARIAD Pharmaceuticals, Inc.(1)	2,058,800	35,432
Cepheid(1)(3)	3,265,800	146,145
Incyte Corporation(1)	2,933,682	66,595
Regeneron Pharmaceuticals, Inc.(1)	1,632,813	186,500
Vertex Pharmaceuticals Incorporated(1)	571,700	31,969

		531,931

Health Care Equipment & Supplies - 1.8%
Edwards Lifesciences Corporation(1)	487,581	50,367
Intuitive Surgical, Inc.(1)	110,413	61,146

		111,513

Health Care Providers & Services - 3.2%
AMERIGROUP Corporation(1)	1,804,900	118,961
Cigna Corporation	1,027,500	45,210
DaVita Inc.(1)	389,000	38,204

		202,375

Health Care Technology - 5.1%
athenahealth, Inc.(1)(3)	1,930,915	152,870
Cerner Corporation(1)	2,079,324	171,877

		324,747

Life Sciences Tools & Services - 4.4%
Agilent Technologies, Inc.	4,270,515	167,575
Mettler-Toledo International Inc.(1)	730,900	113,911

		281,486

Pharmaceuticals - 0.8%
Allergan, Inc.	531,296	49,182

INDUSTRIALS - 13.3%
Aerospace & Defense - 1.4%
Precision Castparts Corp.	522,296	85,912

Building Products - 0.6%
Owens Corning(1)	1,432,400	40,881

Electrical Equipment - 2.6%
Rockwell Automation, Inc.	1,247,900	82,436
Roper Industries, Inc.	826,012	81,428

		163,864

Machinery - 2.7%
Chart Industries, Inc.(1)	697,300	47,946
Pall Corporation	1,042,100	57,117
Woodward, Inc.	1,628,400	64,224

		169,287

Professional Services - 6.0%
IHS Inc.(1)	2,214,917	238,613
Verisk Analytics, Inc., Class A(1)	2,890,527	142,387

		381,000

INFORMATION TECHNOLOGY - 24.1%
Communications Equipment - 2.0%
Aruba Networks, Inc.(1)	3,976,000	59,839
Juniper Networks, Inc.(1)	3,965,385	64,675

		124,514

Electronic Equipment & Instruments - 4.5%
FLIR Systems, Inc.(3)	1,536,900	29,970

IPG Photonics Corporation(1)	2,180,200	95,035
Trimble Navigation Limited(1)	2,987,665	137,462
Universal Display Corporation(1)	657,400	23,627

		286,094

Internet Software & Services - 1.4%
LinkedIn Corporation, Class A(1)	519,900	55,250
MercadoLibre, Inc.	426,863	32,356

		87,606

IT Services - 2.8%
Teradata Corporation(1)	1,743,104	125,521
VeriFone Systems, Inc.(1)	1,550,400	51,303

		176,824

Semiconductors & Semiconductor Equipment - 2.7%
Altera Corporation	1,282,200	43,390

ARM Holdings PLC (DR)(2)	4,108,525	$97,742
Broadcom Corporation, Class A	937,876	31,700

		172,832

Software - 10.7%
ANSYS, Inc.(1)	1,557,818	98,314
Citrix Systems, Inc.(1)	1,389,518	116,636
Concur Technologies, Inc.(1)	1,891,230	128,793
MICROS Systems, Inc.(1)	48,900	2,504
Qlik Technologies Inc.(1)	2,060,200	45,572
Red Hat, Inc.(1)	1,476,541	83,395
salesforce.com, inc.(1)	586,911	81,146
VMware, Inc., Class A(1)	1,354,768	123,338

		679,698

Total common stocks (Cost $4,193,013)		6,008,850

	Par Amount
SHORT-TERM INVESTMENTS (CASH EQUIVALENTS) - 5.2%
Repurchase agreement with Fixed Income Clearing Corporation, 0.01%, dated 6/29/12, due 7/2/12, maturity value $331,689 - (Cost $331,689)(4)	$331,689	$331,689

Total investments - 100.2% (Cost $4,524,702)		6,340,539

Other assets less liabilities - (0.2%)		(14,016)

Total net assets - 100.0%(5)		$6,326,523

(1)	Non-income producing security.
(2)	The Fund considers the company to be from outside of the United States. See the Fund’s Statement of Additional Information for information on how a particular country is assigned.

Security	Country	Trading Currency
ARM Holdings PLC (DR)	United Kingdom	U.S. dollar
Ctrip.com International, Ltd. (DR)	China	U.S. dollar
HDFC Bank Limited (DR)	India	U.S. dollar
New Oriental Education & Technology Group, Inc. (DR)	China	U.S. dollar

(3)	Affiliated company as defined by the Investment Company Act of 1940, as amended. See Note (J) in Notes to Form N-Q.
(4)	Collateralized by:

Issuer	Rate	Maturity	Value
U.S. Treasury Bond	4.625%	2/15/2040	$338,328

(5)	Percentages for the various classifications relate to total net assets.

Company names are as reported by a data service provider and in some cases are translations; a company’s legal name may be different.

(DR) Depositary Receipt, voting rights may vary.

See Notes to Form N-Q.

ARTISAN MID CAP VALUE FUND

Schedule of Investments - June 30, 2012

Unaudited

Dollar values in thousands

	Shares Held	Value
COMMON STOCKS - 96.0%

CONSUMER DISCRETIONARY - 7.4%
Diversified Consumer Services - 2.0%
H&R Block, Inc.	9,729,879	$155,483

Household Durables - 1.3%
Mohawk Industries, Inc.(1)	1,519,054	106,076

Leisure Equipment & Products - 2.1%
Mattel, Inc.	5,159,603	167,378

Media - 2.0%
Omnicom Group Inc.	3,247,686	157,838

CONSUMER STAPLES - 4.7%
Food & Staples Retailing - 3.9%
The Kroger Co.	8,318,222	192,900
Sysco Corporation	3,810,773	113,599

		306,499

Food Products - 0.8%
Campbell Soup Company	1,790,531	59,768

ENERGY - 10.9%
Energy Equipment & Services - 5.0%
Ensco PLC(2)	3,228,763	151,655
McDermott International, Inc.(1)	11,091,762	123,562
Patterson-UTI Energy, Inc.(3)	8,119,100	118,214

		393,431

Oil, Gas & Consumable Fuels - 5.9%
Cimarex Energy Co.	3,260,739	179,732
Hess Corporation	2,688,800	116,828
Southwestern Energy Company(1)	5,342,963	170,601

		467,161

FINANCIALS - 21.1%
Capital Markets - 1.5%
Northern Trust Corporation	2,579,789	118,722

Insurance - 16.6%
Alleghany Corporation(1)	652,935	221,835
Allied World Assurance Company Holdings, Ltd	1,260,326	100,158
The Allstate Corporation	4,871,509	170,941
Aon Corporation	3,238,643	151,504
Arch Capital Group Ltd.(1)(3)	3,941,760	156,448
Fidelity National Financial, Inc.	4,757,729	91,634
Loews Corporation	3,640,483	148,932
The Progressive Corporation	9,965,593	207,583
Validus Holdings, Ltd.	1,833,379	58,723

		1,307,758

Real Estate Investment Trusts (REITS) - 3.0%
Annaly Capital Management, Inc.	8,214,424	137,838
Hatteras Financial Corp.	3,320,709	94,972

		232,810

HEALTHCARE - 3.9%
Health Care Equipment & Supplies - 0.9%
Becton, Dickinson and Company	953,900	71,304

Health Care Providers & Services - 2.1%
Cigna Corporation	3,759,700	165,427

Life Sciences Tools & Services - 0.9%
Covance Inc.(1)	1,423,600	68,119

INDUSTRIALS - 18.6%
Aerospace & Defense - 5.8%
L-3 Communications Holdings, Inc.	2,003,575	$148,285
Rockwell Collins, Inc.	3,321,784	163,930
Spirit AeroSystems Holdings, Inc., Class A(1)	5,879,796	140,116

		452,331

Commercial Services & Supplies - 0.7%
Republic Services, Inc.	2,196,300	58,114

Construction & Engineering - 2.2%
Jacobs Engineering Group Inc.(1)	4,515,822	170,969

Electrical Equipment - 2.2%
Hubbell Inc., Class B	2,186,980	170,453

Machinery - 1.6%
Flowserve Corporation	1,113,115	127,730

Marine - 0.0%(4)
Kirby Corporation(1)	52,800	2,486

Professional Services - 5.3%
The Dun & Bradstreet Corporation	2,069,116	147,259
Equifax Inc.	770,905	35,924
ManpowerGroup	2,697,679	98,870
Towers Watson & Co., Class A	2,252,448	134,922

		416,975

Road & Rail - 0.8%
Ryder System, Inc.(3)	1,754,813	63,191

INFORMATION TECHNOLOGY - 27.3%
Computers & Peripherals - 1.5%
Lexmark International, Inc.(3)	4,478,598	119,041

Electronic Equipment & Instruments - 9.1%
Arrow Electronics, Inc.(1)(3)	5,434,637	178,310
Avnet, Inc.(1)(3)	6,888,193	212,570
FLIR Systems, Inc.(3)	7,271,467	141,794
Ingram Micro Inc.(1)(3)	10,567,959	184,622

		717,296

Internet Software & Services - 1.4%
Open Text Corporation(1)(2)	2,134,565	106,515

IT Services - 6.6%
Broadridge Financial Solutions, Inc.	5,486,952	116,707
SAIC, Inc.(1)	10,822,820	131,173
Total System Services, Inc.	2,557,609	61,204
The Western Union Company	12,322,738	207,515

		516,599

Semiconductors & Semiconductor Equipment - 6.5%
Analog Devices, Inc.	5,290,550	199,295
Applied Materials, Inc.	13,579,938	155,626
Lam Research Corporation(1)	4,033,400	152,220

		507,141

Software - 2.2%
BMC Software, Inc.(1)	1,040,752	44,419
SYNOPSYS, INC.(1)	4,478,661	131,807

		176,226

UTILITIES - 2.1%
Electrical Utilities - 0.6%
OGE Energy Corp.	852,429	44,147

Multi-Utilities - 0.6%
SCANA Corporation	995,243	47,612

Water Utilities - 0.9%
American Water Works Company, Inc.	1,951,168	66,886

Total common stocks (Cost $6,835,229)		$7,541,486

	Par Amount
SHORT-TERM INVESTMENTS (CASH EQUIVALENTS) - 3.2%
Repurchase agreement with Fixed Income Clearing Corporation, 0.01%, dated 6/29/12, due 7/2/12, maturity value $252,932 - (Cost $252,932)(5)	$252,932	$252,932

Total investments - 99.2% (Cost $7,088,161)		7,794,418

Other assets less liabilities - 0.8%		62,086

Total net assets - 100.0%(6)		$7,856,504

(1)	Non-income producing security.
(2)	The Fund considers the company to be from outside of the United States. See the Fund’s Statement of Additional Information for information on how a particular country is assigned.

Security	Country	Trading Currency
Ensco PLC	United Kingdom	U.S. dollar
Open Text Corporation	Canada	U.S. dollar

(3)	Affiliated company as defined by the Investment Company Act of 1940, as amended. See Note (J) in Notes to Form N-Q.
(4)	Represents less than 0.1% of total net assets.
(5)	Collateralized by:

Issuer	Rate	Maturity	Value
U.S. Treasury Bond	4.625%	2/15/2040	$257,994

(6)	Percentages for the various classifications relate to total net assets.

Company names are as reported by a data service provider and in some cases are translations; a company’s legal name may be different.

See Notes to Form N-Q.

ARTISAN SMALL CAP FUND

Schedule of Investments - June 30, 2012

Unaudited

Dollar values in thousands

	Shares Held	Value
COMMON STOCKS - 94.8%

CONSUMER DISCRETIONARY - 15.9%
Automobiles - 0.6%
Tesla Motors, Inc.(1)	99,600	$3,116

Distributors - 3.5%
LKQ Corporation(1)	530,500	17,719

Diversified Consumer Services - 0.3%
K12 Inc.(1)	66,600	1,552

Hotels, Restaurants & Leisure - 2.3%
Dunkin’ Brands Group, Inc.	252,100	8,657
Peet’s Coffee & Tea, Inc.(1)	48,900	2,936

		11,593

Internet & Catalog Retail - 0.7%
HomeAway, Inc.(1)	159,800	3,474

Media - 0.5%
Pandora Media, Inc.(1)	230,500	2,505

Specialty Retail - 5.9%
Francesca’s Collections, Inc.(1)	232,300	6,274
Monro Muffler Brake, Inc.	156,500	5,202
Ulta Salon, Cosmetics & Fragrance, Inc.	190,100	17,752

		29,228

Textiles, Apparel & Luxury Goods - 2.1%
Deckers Outdoor Corporation(1)	17,000	748
Vera Bradley, Inc.(1)	175,700	3,704
The Warnaco Group, Inc.(1)	146,200	6,225

		10,677

CONSUMER STAPLES - 4.4%
Food & Staples Retailing - 2.1%
The Fresh Market, Inc.(1)	195,700	10,495

Food Products - 2.3%
Annie’s, Inc.(1)	43,600	1,825
TreeHouse Foods, Inc.(1)	157,375	9,803

		11,628

ENERGY - 4.0%
Energy Equipment & Services - 2.1%
Dril-Quip, Inc.(1)	163,300	10,711

Oil, Gas & Consumable Fuels - 1.9%
Oasis Petroleum Inc.(1)	186,600	4,512
Rosetta Resources Inc.(1)	132,600	4,858

		9,370

FINANCIALS - 3.0%
Capital Markets - 3.0%
Ares Capital Corporation	923,283	14,736

HEALTHCARE - 21.1%
Biotechnology - 7.3%
ARIAD Pharmaceuticals, Inc.(1)	293,700	5,055
Cepheid(1)(2)	478,700	21,422

Incyte Corporation(1)	448,000	10,170

		36,647

Health Care Equipment & Supplies - 3.4%
DexCom Inc.(1)	471,600	6,112
HeartWare International, Inc.(1)	76,025	6,751

NxStage Medical, Inc.(1)	247,600	$4,150

		17,013

Health Care Providers & Services - 6.8%
Acadia Healthcare Company, Inc.(1)	288,900	5,067
AMERIGROUP Corporation(1)	231,100	15,232
HMS Holdings Corp.(1)	409,000	13,624

		33,923

Health Care Technology - 3.1%
athenahealth, Inc.(1)(2)	194,500	15,399

Pharmaceuticals - 0.5%
VIVUS, Inc.(1)	84,100	2,400

INDUSTRIALS - 19.0%
Aerospace & Defense - 1.5%
Hexcel Corporation(1)	198,100	5,109
Teledyne Technologies Incorporated(1)	40,900	2,521

		7,630

Electrical Equipment - 3.5%
Acuity Brands, Inc.	237,000	12,066
Regal Beloit Corporation	88,400	5,504

		17,570

Machinery - 8.9%
Chart Industries, Inc.(1)	131,500	9,042
IDEX Corporation	374,300	14,590
Proto Labs, Inc.(1)	22,700	653
Robbins & Myers, Inc.	130,300	5,449
Westport Innovations Inc.(1)(3)	62,500	2,297
Woodward, Inc.	315,400	12,439

		44,470

Professional Services - 1.9%
The Advisory Board Company(1)	132,000	6,546
RPX Corporation(1)	192,200	2,758

		9,304

Trading Companies & Distributors - 3.2%
Beacon Roofing Supply, Inc.(1)	643,100	16,219

INFORMATION TECHNOLOGY - 27.4%
Communications Equipment - 2.8%
Acme Packet, Inc.(1)	144,400	2,693
Aruba Networks, Inc.(1)	392,000	5,900
Finisar Corporation(1)	352,500	5,273

		13,866

Electronic Equipment & Instruments - 6.0%
Cognex Corporation	227,500	7,200
FARO Technologies, Inc.(1)	46,400	1,952
FEI Company(1)	120,300	5,755
IPG Photonics Corporation(1)	195,700	8,531
Maxwell Technologies, Inc.(1)	160,900	1,055
Universal Display Corporation(1)	153,300	5,510

		30,003

Internet Software & Services - 2.9%
CoStar Group, Inc.(1)	71,900	5,838
LogMeIn, Inc.(1)	172,700	5,271
MercadoLibre, Inc.	41,300	3,131

		14,240

Semiconductors & Semiconductor Equipment - 1.1%
Cavium Networks, Inc.(1)	192,200	5,382

Software - 14.6%
CommVault Systems, Inc.(1)	303,000	15,020
Concur Technologies, Inc.(1)	205,300	13,981
Fortinet, Inc.(1)	440,400	10,226
Guidewire Software, Inc.(1)	150,300	4,226
Informatica Corporation(1)	152,700	6,468
NetSuite Inc.(1)	184,200	10,089
Qlik Technologies Inc.(1)	278,200	6,154
RealPage, Inc.(1)	303,000	7,017

		73,181

Total common stocks (Cost $364,209)		$474,051

	Par Amount
SHORT-TERM INVESTMENTS (CASH EQUIVALENTS) - 5.4%
Repurchase agreement with Fixed Income Clearing Corporation, 0.01%, dated 6/29/12, due 7/2/12, maturity value $27,053 - (Cost $27,053)(4)	$27,053	$27,053

Total investments - 100.2% (Cost $391,262)		501,104

Other assets less liabilities - (0.2%)		(970)

Total net assets - 100.0%(5)		$500,134

(1)	Non-income producing security.
(2)	Affiliated company as defined by the Investment Company Act of 1940, as amended. See Note (J) in Notes to Form N-Q.
(3)	The Fund considers the company to be from Canada. See the Fund’s Statement of Additional Information for information on how a particular country is assigned. The security trades in U.S. dollars.
(4)	Collateralized by:

Issuer	Rate	Maturity	Value
U.S. Treasury Note	2.625%	8/15/2020	$27,599

(5)	Percentages for the various classifications relate to total net assets.

Company names are as reported by a data service provider and in some cases are translations; a company’s legal name may be different.

See Notes to Form N-Q.

ARTISAN SMALL CAP VALUE FUND

Schedule of Investments - June 30, 2012

Unaudited

Dollar values in thousands

	Shares Held	Value
COMMON STOCKS - 96.6%

CONSUMER DISCRETIONARY - 14.9%
Diversified Consumer Services - 4.2%
Coinstar, Inc.(1)	487,300	$33,458
Matthews International Corporation(2)	1,476,100	47,958
Regis Corporation	2,021,600	36,308

		117,724

Hotels, Restaurants & Leisure - 2.2%
Jack in the Box Inc.(1)	1,120,408	31,237
WMS Industries Inc.(1)	1,468,200	29,291

		60,528

Household Durables - 0.3%
Universal Electronics Inc.(1)	742,000	9,772

Media - 3.6%
Arbitron Inc.	541,500	18,952
DreamWorks Animation SKG, Inc., Class A(1)	2,310,400	44,036
Meredith Corporation	1,155,155	36,896

		99,884

Specialty Retail - 2.1%
Rent-A-Center, Inc.	1,708,662	57,650

Textiles, Apparel & Luxury Goods - 2.5%
Skechers U.S.A., Inc., Class A(1)	1,833,200	37,342
The Warnaco Group, Inc.(1)	741,500	31,573

		68,915

CONSUMER STAPLES - 1.0%
Food Products - 1.0%
Cal-Maine Foods, Inc.	236,000	9,228
Darling International Inc.(1)	1,075,000	17,727

		26,955

ENERGY - 12.0%
Energy Equipment & Services - 5.9%
GulfMark Offshore, Inc.(1)	701,700	23,886
Key Energy Services, Inc.(1)	1,061,200	8,065
Newpark Resources, Inc.(1)	2,422,700	14,294
Parker Drilling Company(1)	2,346,447	10,582
SEACOR Holdings Inc.(1)	216,600	19,360
Superior Energy Services, Inc.(1)	770,125	15,580
Tidewater Inc.	830,300	38,493
Unit Corporation(1)	890,500	32,850

		163,110

Oil, Gas & Consumable Fuels - 6.1%
Cloud Peak Energy Inc.(1)(2)	3,108,600	52,566
Comstock Resources, Inc.(1)	2,382,590	39,122
Forest Oil Corporation(1)	3,806,490	27,902
Lone Pine Resources Inc.(1)	2,909,011	8,000
World Fuel Services Corporation	1,091,000	41,491

		169,081

FINANCIALS - 6.3%
Diversified Financial Services - 1.0%
PICO Holdings, Inc.(1)(2)	1,191,290	26,697

Insurance - 3.2%
Allied World Assurance Company Holdings, Ltd	292,155	23,218
Alterra Capital Holdings Limited	488,475	11,406
Endurance Specialty Holdings Ltd.	473,023	18,126
Platinum Underwriters Holdings, Ltd.	914,500	34,842

		87,592

Real Estate Investment Trusts (REITS) - 2.1%
Anworth Mortgage Asset Corporation	1,632,500	11,509

Hatteras Financial Corp.	1,162,100	$33,236
Potlatch Corporation	445,201	14,220

		58,965

HEALTHCARE - 2.9%
Biotechnology - 0.3%
Enzon Pharmaceuticals, Inc.(1)	1,419,900	9,755

Health Care Equipment & Supplies - 1.5%
CONMED Corporation	1,078,959	29,855
STERIS Corporation	345,000	10,823

		40,678

Life Sciences Tools & Services - 1.1%
ICON PLC (DR)(1)(2)(3)	1,392,141	31,365

INDUSTRIALS - 26.8%
Aerospace & Defense - 2.9%
Curtiss-Wright Corporation	826,300	25,657
Spirit AeroSystems Holdings, Inc., Class A(1)	1,672,579	39,858
Teledyne Technologies Incorporated(1)	243,172	14,992

		80,507

Air Freight & Logistics - 1.3%
Atlas Air Worldwide Holdings, Inc.(1)	835,900	36,370

Airlines - 0.5%
Hawaiian Holdings, Inc.(1)	2,290,300	14,910

Building Products - 1.0%
Quanex Building Products Corporation	1,481,726	26,493

Commercial Services & Supplies - 3.4%
Quad/Graphics, Inc., Class A	826,300	11,882
Sykes Enterprises, Incorporated(1)(2)	2,839,794	45,323
Tetra Tech, Inc.(1)	1,480,100	38,601

		95,806

Construction & Engineering - 5.4%
Comfort Systems USA, Inc.(2)	2,442,726	24,476
EMCOR Group, Inc.	2,542,962	70,745
Granite Construction Incorporated	1,315,662	34,352
ORION MARINE GROUP, INC.(1)(2)	1,672,600	11,641
Tutor Perini Corporation(1)	774,100	9,808

		151,022

Electrical Equipment - 0.5%
Encore Wire Corporation	530,800	14,215

Machinery - 5.1%
Astec Industries, Inc.(1)	770,081	23,626
CIRCOR International, Inc.	232,600	7,929
Harsco Corporation	1,002,900	20,439
Kaydon Corporation	1,187,300	25,396
Mueller Industries, Inc.	758,124	32,288
Woodward, Inc.	842,333	33,222

		142,900

Professional Services - 4.8%
CRA International, Inc.(1)(2)	730,779	10,735
FTI Consulting, Inc.(1)	1,992,765	57,292
Kforce Inc.(1)	1,008,400	13,573
Towers Watson & Co., Class A	569,587	34,118
TrueBlue, Inc.(1)	1,115,088	17,262

		132,980

Road & Rail - 1.9%
Ryder System, Inc.(2)	1,465,964	52,789

INFORMATION TECHNOLOGY - 24.7%
Communications Equipment - 1.5%
ADTRAN, Inc.	758,100	22,887
Ixia(1)	1,455,988	17,501

		40,388

Computers & Peripherals - 5.6%
Diebold, Incorporated	1,905,266	70,323
Intermec, Inc.(1)	1,386,119	8,594

Lexmark International, Inc.(2)	1,319,587	$35,075
Logitech International S.A.(1)(3)	822,300	8,774
QLogic Corporation(1)	2,370,200	32,448

		155,214

Electronic Equipment & Instruments - 4.2%
Arrow Electronics, Inc.(1)(2)	1,183,247	38,822
Benchmark Electronics, Inc.(1)	1,247,401	17,401
Power-One, Inc.(1)	3,176,800	14,359
Tech Data Corporation(1)	962,700	46,373

		116,955

Internet Software & Services - 1.4%
EarthLink, Inc.	5,160,840	38,397

IT Services - 2.9%
CACI International Inc(1)	782,150	43,034
CoreLogic, Inc.(1)	1,018,800	18,654
ManTech International Corporation, Class A	798,168	18,733

		80,421

Semiconductors & Semiconductor Equipment - 4.2%
Intersil Corporation	4,684,900	49,894
Nanometrics Incorporated(1)	270,200	4,150
Rudolph Technologies, Inc.(1)	511,851	4,463
Ultratech, Inc.(1)(2)	1,833,037	57,741

		116,248

Software - 4.9%
MicroStrategy Incorporated, Class A(1)	324,871	42,188
Progress Software Corporation(1)	2,151,923	44,911
Rosetta Stone Inc.(1)	887,100	12,277
Websense, Inc.(1)(2)	1,893,237	35,460

		134,836

MATERIALS - 6.3%
Chemicals - 5.0%
H.B. Fuller Company	2,422,633	74,375
Minerals Technologies Inc.	457,300	29,167
Sensient Technologies Corporation	972,115	35,706

		139,248

Metals & Mining - 1.3%
Schnitzer Steel Industries, Inc., Class A(2)	1,298,900	36,395

TELECOMMUNICATION SERVICES - 1.7%
Diversified Telecommunication Services - 1.7%
Atlantic Tele-Network, Inc.	608,714	20,532
Neutral Tandem, Inc.(1)(2)	2,049,600	27,014

		47,546

Total common stocks (Cost $2,545,206)		2,682,311

	Par Amount
SHORT-TERM INVESTMENTS (CASH EQUIVALENTS) - 2.7%
Repurchase agreement with Fixed Income Clearing Corporation, 0.01%, dated 6/29/12, due 7/2/12, maturity value $74,121 - (Cost $74,121)(4)	$74,121	$74,121

Total investments - 99.3% (Cost $2,619,327)		2,756,432

Other assets less liabilities - 0.7%		19,746

Total net assets - 100.0%(5)		$2,776,178

(1)	Non-income producing security.
(2)	Affiliated company as defined by the Investment Company Act of 1940, as amended. See Note (J) in Notes to Form N-Q.

(3)	The Fund considers the company to be from outside of the United States. See the Fund’s Statement of Additional Information for information on how a particular country is assigned.

Security	Country	Trading Currency
ICON PLC (DR)	Ireland	U.S. dollar
Logitech International S.A.	Switzerland	U.S. dollar

(4)	Collateralized by:

Issuer	Rate	Maturity	Value
U.S. Treasury Bond	4.625%	2/15/2040	$75,608

(5)	Percentages for the various classifications relate to total net assets.

Company names are as reported by a data service provider and in some cases are translations; a company’s legal name may be different.

(DR) Depositary Receipt, voting rights may vary.

See Notes to Form N-Q.

ARTISAN VALUE FUND

Schedule of Investments - June 30, 2012

Unaudited

Dollar values in thousands

	Shares Held	Value
COMMON AND PREFERRED STOCKS - 97.8%

CONSUMER DISCRETIONARY - 4.9%
Diversified Consumer Services - 2.0%
H&R Block, Inc.	923,200	$14,753

Multiline Retail - 2.9%
Target Corporation	365,800	21,286

CONSUMER STAPLES - 2.8%
Food & Staples Retailing - 2.8%
Tesco plc(1)(2)	4,313,449	20,967

ENERGY - 16.5%
Energy Equipment & Services - 7.4%
Baker Hughes Incorporated	566,800	23,295
National Oilwell Varco, Inc.	237,100	15,279
Noble Corporation	500,400	16,278

		54,852

Oil, Gas & Consumable Fuels - 9.1%
Apache Corporation	345,500	30,366
Cimarex Energy Co.	333,800	18,399
Royal Dutch Shell PLC (DR)(2)	284,600	19,191

		67,956

FINANCIALS - 25.6%
Capital Markets - 4.9%
The Bank of New York Mellon Corporation	801,500	17,593
The Goldman Sachs Group, Inc.	198,305	19,010

		36,603

Insurance - 18.3%
Alleghany Corporation(3)	47,436	16,116
The Allstate Corporation	425,250	14,922
Arch Capital Group Ltd.(3)(4)	528,200	20,964
Berkshire Hathaway Inc., Class B(3)	461,330	38,443
The Chubb Corporation	295,700	21,533
The Progressive Corporation	1,163,100	24,227

		136,205

Real Estate Investment Trusts (REITS) - 2.4%
Annaly Capital Management, Inc.	1,082,900	18,171

HEALTHCARE - 4.2%
Health Care Equipment & Supplies - 1.9%
Becton, Dickinson and Company	191,700	14,330

Health Care Providers & Services - 2.3%
Cigna Corporation	395,000	17,380

INDUSTRIALS - 2.6%
Construction & Engineering - 2.6%
Jacobs Engineering Group Inc.(3)	505,200	19,127

INFORMATION TECHNOLOGY - 33.0%
Communications Equipment - 4.1%
Cisco Systems, Inc.	1,760,000	30,219

Computers & Peripherals - 4.1%
Apple Inc.(3)	52,664	30,756

Electronic Equipment & Instruments - 5.5%
Avnet, Inc.(3)(4)	668,000	20,614

Ingram Micro Inc.(3)(4)	1,173,100	$20,494

		41,108

Internet Software & Services - 3.4%
Google Inc., Class A(3)	44,100	25,581

IT Services - 3.2%
The Western Union Company	1,417,200	23,866

Semiconductors & Semiconductor Equipment - 6.4%
Samsung Electronics Co., Ltd., Preferred(1)(2)(5)	36,927	24,437
Texas Instruments Incorporated	807,400	23,164

		47,601

Software - 6.3%
Microsoft Corporation	477,300	14,601
Oracle Corporation	1,096,300	32,560

		47,161

MATERIALS - 5.0%
Chemicals - 2.9%
The Mosaic Company	399,400	21,871

Metals & Mining - 2.1%
Newmont Mining Corporation	319,400	15,494

TELECOMMUNICATION SERVICES - 3.2%
Wireless Telecommunication Services - 3.2%
Vodafone Group Plc (DR)(2)	851,800	24,004

Total common and preferred stocks (Cost $683,271)		729,291

	Par Amount
SHORT-TERM INVESTMENTS (CASH EQUIVALENTS) - 1.0%
Repurchase agreement with Fixed Income Clearing Corporation, 0.01%, dated 6/29/12, due 7/2/12, maturity value $7,942 - (Cost $7,942)(6)	$7,942	$7,942

Total investments - 98.8% (Cost $691,213)		737,233

Other assets less liabilities - 1.2%		8,651

Total net assets - 100.0%(7)		$745,884

(1)	Valued at a fair value in accordance with procedures established by the board of directors of Artisan Funds. In total, securities valued at a fair value were $45,404 or 6.1% of total net assets.
(2)	The Fund considers the company to be from outside of the United States. See the Fund’s Statement of Additional Information for information on how a particular country is assigned.

Security	Country	Trading Currency
Royal Dutch Shell PLC (DR)	United Kingdom	U.S. dollar
Samsung Electronics Co., Ltd., Preferred	Korea	Korean won
Tesco plc	United Kingdom	British pound
Vodafone Group Plc (DR)	United Kingdom	U.S. dollar

(3)	Non-income producing security.
(4)	Affiliated company as defined by the Investment Company Act of 1940, as amended. See Note (J) in Notes to Form N-Q.
(5)	Non-voting shares.
(6)	Collateralized by:

Issuer	Rate	Maturity	Value
U.S. Treasury Bond	4.625%	2/15/2040	$8,108

(7)	Percentages for the various classifications relate to total net assets.

Company names are as reported by a data service provider and in some cases are translations; a company’s legal name may be different.

(DR) Depositary Receipt, voting rights may vary.

See Notes to Form N-Q.

ARTISAN PARTNERS FUNDS, INC.

Notes to Form N-Q – June 30, 2012 (Unaudited)

(A) Organization:

As of June 30, 2012, Artisan Funds is a series company comprised of twelve open-end, diversified mutual funds (each a “Fund” and collectively the “Funds”):

Fund Name
Artisan Emerging Markets Fund (“Emerging Markets Fund” or “Emerging Markets”)
Artisan Global Equity Fund (“Global Equity Fund” or “Global Equity”)
Artisan Global Opportunities Fund (“Global Opportunities Fund” or “Global Opportunities”)
Artisan Global Value Fund (“Global Value Fund” or “Global Value”)
Artisan International Fund (“International Fund” or “International”)
Artisan International Small Cap Fund (“International Small Cap Fund” or “International Small Cap”)
Artisan International Value Fund (“International Value Fund” or “International Value”)
Artisan Mid Cap Fund (“Mid Cap Fund” or “Mid Cap”)
Artisan Mid Cap Value Fund (“Mid Cap Value Fund” or “Mid Cap Value”)
Artisan Small Cap Fund (“Small Cap Fund” or “Small Cap”)
Artisan Small Cap Value Fund (“Small Cap Value Fund” or “Small Cap Value”)
Artisan Value Fund (“Value Fund” or “Value”)

Each Fund is managed by Artisan Partners Limited Partnership (the “Adviser”). The Adviser is wholly-owned by Artisan Partners Holdings LP (“Artisan Holdings”). Artisan Global Equity Fund is sub-advised by Artisan Partners UK LLP (“Artisan UK”). A wholly-owned subsidiary of Artisan Holdings is the founding member of Artisan UK.

Artisan Global Opportunities Fund changed its name from Artisan Growth Opportunities Fund effective July 9, 2012.

(B) Security valuation:

The net asset value (“NAV”) of the shares of each class of each Fund was determined as of the close of regular session trading on the New York Stock Exchange (“NYSE”) (usually 4:00 p.m., Eastern Time) each day the NYSE was open for regular session trading. The NAV of each class of shares was determined by dividing the value of each Fund’s securities and other assets attributed to that class, less its liabilities attributed to that class, by the number of outstanding shares of that class of that Fund.

In determining NAV, each equity security traded on a securities exchange, including the Nasdaq Stock Market, and over-the-counter securities, were valued at the closing price as of the time of valuation on the exchange or market designated by the Funds’ accounting agent or pricing vendor as the principal exchange (each, a “principal exchange”). The closing price provided by the pricing vendor for a principal exchange may differ from the price quoted elsewhere and may represent information such as last sales price, an official closing price, a closing auction price or other information, depending on exchange or market convention. Absent closing price information for a security from the principal exchange as of the time of valuation, the security was valued using (i) the closing price on another exchange on which the security traded (if such price was made available by a pricing vendor) or (ii) the most recent bid quotation on the principal exchange or, if such bid was not available, from a secondary exchange or in the over-the-counter market. Short-term investments, other than repurchase agreements, maturing within sixty days from the valuation date were valued at amortized cost, which approximates market value.

Exchange traded option contracts were valued at the last sale or official closing price on the exchange where an option is principally traded or, if no sales or closing prices were available, at the mean of the most recent bid and ask quotation on the principal exchange.

Global Equity Fund, Global Opportunities Fund and Global Value Fund generally invested a significant portion of their total assets in securities principally traded in markets outside the U.S. Emerging Markets Fund, International Fund, International Small Cap Fund and International Value Fund generally invested a significant portion, and perhaps as much as substantially all of their total assets in securities principally traded in markets outside the U.S. Each of the other Funds had the ability to invest, and some did invest, in securities principally traded outside the U.S. The foreign markets in which the Funds invested were sometimes open on days when the NYSE was not open and the Funds did not calculate their NAVs, and sometimes were not open on days when the Funds did calculate their NAVs. Even on days on which both the foreign market and the NYSE were open, several hours may have passed between the time when trading in the foreign market closed and the time as of which the Funds calculated their NAVs. That was generally the case for markets in Europe, Asia, Australia and other Far Eastern markets. The regular closing time of foreign markets in North and South America was generally the same as the closing time of the NYSE and the time as of which the Funds calculated their NAVs.

Securities for which prices were not readily available were valued by Artisan Funds’ valuation committee (the “valuation committee”) at a fair value determined in good faith under procedures established by and under the general supervision of Artisan Funds’ board of directors (the “board of directors”). A price was considered to be not readily available, and a Fund may therefore have used fair value pricing, if, among other things, the valuation committee believed that the price determined did not reflect a fair value of the security or that the value of the security might have been materially affected by events occurring after the close of the market in which the security was principally traded but before the time for determination of NAV (a “subsequent event”). A subsequent event might include a company-specific development (for example, announcement of a merger that is made after the close of the foreign market), a development that might affect an entire market or region (for example, imposition of foreign exchange controls by a foreign government), a potentially global development (such as a terrorist attack that may be expected to have an impact on investor expectations worldwide) or a significant change in values of market indices, exchange traded funds or other financial instruments in the U.S. or other markets. Artisan Funds monitored for subsequent events using several tools, including the use of a third party research service to assist in determining estimates of fair values for foreign securities. That service utilized statistical data based on historical performance of securities, markets and other data in developing factors used to estimate a fair value. An indication by any of those tools of a potential material change in the value of securities resulted in either a meeting of the valuation committee, which considered whether a subsequent event had occurred and whether local market closing prices continued to represent fair values for potentially affected non-U.S. securities, and/or a valuation based on information provided by the third party research service.

When fair value pricing is employed, the value of a portfolio security used by a Fund to calculate its NAV may differ from quoted or published prices for the same security. Estimates of fair values utilized by the Funds as described above may differ from the value realized on the sale of those securities and the differences may have been material to the NAV of the applicable Fund.

Foreign stocks as an asset class may underperform U.S. stocks, and foreign stocks may be more volatile than U.S. stocks. Risks relating to investment in foreign securities (including, but not limited to, depositary receipts and participation certificates) include: currency exchange rate fluctuation; less available public information about the issuers of securities; less stringent regulatory standards; lack of uniform accounting, auditing and financial reporting standards; and country risks including less liquidity, high inflation rates, unfavorable economic practices; political instability and expropriation and nationalization risks.

The risks of foreign investments typically are greater in emerging and less developed markets. For example, political and economic structures in these less developed countries may be new and changing rapidly, which may cause instability and greater risk of loss. These securities markets may be less developed, and securities in those markets are generally more volatile and less liquid than those in developed markets. Emerging market countries also are more likely to experience high levels of inflation, deflation or currency devaluations, which could hurt their economies and securities markets. Certain emerging markets also may face other significant internal or external risks, including a heightened risk of war, and ethnic, religious and racial conflicts. In addition, governments in many emerging market countries participate to a significant degree in their economies and securities markets, which may impair investment and economic growth of companies in those markets. High levels of national debt tend to make these markets heavily reliant on foreign capital and, therefore, vulnerable to capital flight.

(C) Fair Value Measurements:

Under United States generally accepted accounting principles for fair value measurement, accounting standards clarify the definition of fair value for financial reporting, establish a framework for measuring fair value and require additional disclosures about the use of fair value measurements. In accordance with this standard, fair value is defined as the price that each Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. The standard establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on the market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Funds’ investments. The three-tier hierarchy of inputs is summarized in three broad levels:

•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including but not limited to quoted prices for similar securities, interest rates, credit risks and securities trading primarily outside the U.S. whose value the Fund adjusted as a result of significant market movements following the close of local trading)
•	Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining a fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk or liquidity associated with investing in those securities.

The following table summarizes each Fund’s investments by major security type, based on the inputs used to determine their fair values as of June 30, 2012 (in thousands):

Fund	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Emerging Markets
Equity Securities(1)
Developed Markets	$5,760	$21,056	$—	$26,816

Emerging Asia	7,694	390,758		2,667	401,119
Emerging Europe, Middle East & Africa	8,146	134,712		—	142,858
Latin America	185,267	—		—	185,267
Repurchase Agreements	—	21,947		—	21,947
Total	$206,867	$568,473	(2)	$2,667	$778,007
Global Equity
Equity Securities(1)
Americas	$5,276	$—		$—	$5,276
Emerging Markets	148	934		—	1,082
Europe	—	4,402		—	4,402
Pacific Basin	—	1,354		—	1,354
Repurchase Agreements	—	230		—	230
Total	$5,424	$6,920	(2)	$—	$12,344
Global Opportunities
Equity Securities(1)
Americas	$148,730	$—		$—	$148,730
Emerging Markets	28,715	6,842		—	35,557
Europe	3,002	30,031		—	33,033
Pacific Basin	—	6,174		—	6,174
Repurchase Agreements		15,139			15,139
Total Investments in Securities	180,447	58,186		—	238,633
Derivatives:
Foreign Currency Forward Contracts(3)	—	12		—	12
Total	$180,447	$58,198	(2)	$—	$238,645
Global Value
Equity and Equity-Linked Securities(1)
Americas	$99,728	$—		$—	$99,728
Europe	5,701	49,442		—	55,143
Pacific Basin	—	7,566		—	7,566
Repurchase Agreements	—	14,743		—	14,743
Total Investments in Securities	105,429	71,751		—	177,180
Derivatives:
Foreign Currency Forward Contracts(3)	—	40		—	40
Total	$105,429	$71,791	(2)	$—	$177,220
International
Equity Securities(1)
Americas	$704,426	$—		$—	$704,426
Emerging Markets	341,835	524,875		—	866,710
Europe	—	4,756,058		—	4,756,058
Pacific Basin	—	2,276,187		—	2,276,187
Repurchase Agreements	—	368,137		—	368,137
Total	$1,046,261	$7,925,257	(2)	$—	$8,971,518
International Small Cap
Equity Securities(1)
Emerging Markets	$32,336	$96,398		$—	$128,734
Europe	—	349,472		—	349,472
Pacific Basin	—	99,360		—	99,360

Repurchase Agreements	—	40,915		—	40,915
Total	$32,336	$586,145	(2)	$—	$618,481
International Value
Equity and Equity-Linked Securities(1)
Americas	$1,083,193	$—		$—	$1,083,193
Emerging Markets	—	35,541		—	35,541
Europe	290,997	3,110,338		—	3,401,335
Pacific Basin	—	666,211		—	666,211
Repurchase Agreements	—	526,437		—	526,437
Total Investments in Securities	1,374,190	4,338,527		—	5,712,717
Derivatives:
Foreign Currency Forward Contracts(3)	—	9,167		—	9,167
Total	$1,374,190	$4,347,694	(2)	$—	$5,721,884
Mid Cap
Equity Securities(1)	$6,008,850	$—		$—	$6,008,850
Repurchase Agreements	—	331,689		—	331,689
Total	$6,008,850	$331,689		$—	$6,340,539
Mid Cap Value
Equity Securities(1)	$7,541,486	$—		$—	$7,541,486
Repurchase Agreements	—	252,932		—	252,932
Total	$7,541,486	$252,932		$—	$7,794,418
Small Cap
Equity Securities(1)	$474,051	$—		$—	$474,051
Repurchase Agreements	—	27,053		—	27,053
Total	$474,051	$27,053		$—	$501,104
Small Cap Value
Equity Securities(1)	$2,682,311	$—		$—	$2,682,311
Repurchase Agreements	—	74,121		—	74,121
Total	$2,682,311	$74,121		$—	$2,756,432
Value
Equity Securities(1)
Consumer Discretionary	$36,039	$—		$—	$36,039
Consumer Staples	—	20,967		—	20,967
Energy	122,808	—		—	122,808
Financials	190,979	—		—	190,979
Healthcare	31,710	—		—	31,710
Industrials	19,127	—		—	19,127
Information Technology	221,855	24,437		—	246,292
Materials	37,365	—		—	37,365
Telecommunication Services	24,004	—		—	24,004
Utilities	—	—		—	—
Repurchase Agreements	—	7,942		—	7,942
Total	$683,887	$53,346	(2)	$—	$737,233

(1)	See Fund’s Schedule of Investments for sector or country classifications.
(2)	Includes securities trading primarily outside the U.S. whose value the Fund adjusted as result of significant market movements following the close of local trading.
(3)	Derivative instruments are valued at unrealized appreciation.

Transfers between levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. The Funds recognize transfers between the levels as of the end of the period. At June 30, 2012, the fair market value of certain securities was adjusted due to developments that occurred between the time of the close of the foreign markets on which they trade and the close of regular session trading on the NYSE which resulted in their Level 2 classification. The following table summarizes security transfers between levels for each Fund as of June 30, 2012 (in thousands):

	Transfers from Level 1 to Level 2	Transfers from Level 2 to Level 3
Emerging Markets	$—	$2,667
International Small Cap	24,208	—

As of June 30, 2012, two equity securities held in Emerging Markets Fund were classified as Level 3 due to a halt in trading. Due to the lack of observable market data for these securities, fair market values were determined in good faith by the valuation committee using various inputs, including unobservable inputs of discounts for illiquidity ranging from 20% to 90%. Increasing or decreasing the discounts for illiquidity decreased or increased the calculated fair market value of the securities, respectively. As of June 30, 2012, the reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value, is as follows (in thousands):

Emerging Markets Fund(1)
Balance as of September 30, 2011	$—
Transfers from Level 2 to Level 3	2,667

Balance as of June 30, 2012	$2,667

Net change in unrealized appreciation (depreciation) for investments held as of June 30, 2012	$—

(1)	All Level 3 securities were equity securities with a regional classification of Emerging Asia.

(D) Repurchase agreements:

Each Fund may enter into repurchase agreements with institutions that the Adviser determined were creditworthy pursuant to criteria adopted by the board of directors. Repurchase agreements were recorded at cost plus accrued interest and were collateralized in an amount greater than or equal to the repurchase price plus accrued interest. Collateral (in the form of U.S. government securities) was held by the Funds’ custodian and in the event of default on the obligation of the counterparty to repurchase, the Funds had the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. If the proceeds from any sale of such collateral were less than the repurchase price, the Fund would have suffered a loss.

(E) Depositary receipts:

Each of the Funds may invest in depositary receipts. Depositary receipts are typically issued by a financial institution (a “depositary”), evidencing ownership interests in a security issued by an issuer and deposited with the depositary.

(F) Foreign currency translation:

Values of foreign investments, open foreign currency forward contracts, payables for capital gains taxes, payables and receivables for securities transactions, dividend and reclaim receivables, other receivables and payables, and cash denominated in a foreign currency were translated into U.S. dollars using a spot market rate of exchange as of the time of determination of each Fund’s NAV on the day of valuation. Purchases and sales of investments and dividend and interest income were translated into U.S. dollars using the current spot market rate of exchange on the date of such transactions.

The Funds may enter into (a) foreign currency spot contracts and (b) foreign currency forward contracts. Foreign currency spot contracts are used to facilitate the purchase and sale of non-U.S. securities and generally settle within three business days. Foreign currency forward contracts are used to hedge against foreign currency exchange rate risks on non-U.S. dollar denominated investment securities. Open foreign currency spot contracts and foreign currency forward contracts, if any, were recorded at market value.

As of June 30, 2012, Global Value, Global Opportunities, and International Value had outstanding foreign currency forward contracts, as shown on the Schedule of Investments. Foreign currency spot contracts are not separately disclosed in the Schedules of Investments.

(G) Equity-linked participation certificates:

Emerging Markets Fund, Global Equity Fund, Global Opportunities Fund, Global Value Fund, International Fund, International Small Cap Fund and International Value Fund may invest in equity-linked participation certificates. Equity-linked participation certificates are derivative securities which are designed to provide synthetic exposure to one or more underlying securities. An investment in an equity-linked participation certificate typically entitles the holder to a return equal to the market return of the underlying security or securities, subject to the credit risk of the issuing financial institution. There is no off-balance sheet risk associated with equity-linked participation certificates and the Funds’ potential loss is limited to the purchase price of the securities. The Funds are exposed to credit risk associated with the counterparty to the transaction, which is monitored by the Adviser on a periodic basis.

(H) Investment transactions:

Security transactions were accounted for no later than one business day after trade date, in accordance with applicable law. However, for financial reporting purposes, security transactions were recorded on trade date in accordance with United States generally accepted accounting principles. The cost of securities purchased and the proceeds from the sale of securities (excluding short-term securities) for the nine months ended June 30, 2012 were as follows (in thousands):

Fund	Security Purchases	Security Sales
Emerging Markets	$244,529	$183,747
Global Equity	8,542	9,091
Global Opportunities	198,872	74,848
Global Value	110,785	22,511
International	3,735,458	4,174,981
International Small Cap	216,563	220,380
International Value	1,349,878	769,573
Mid Cap	2,210,599	1,905,499
Mid Cap Value	1,901,483	1,306,891
Small Cap	319,707	258,091
Small Cap Value	560,248	863,880
Value	511,972	313,740

(I) Information for Federal income tax purposes:

For Federal income tax purposes, the cost of investments, gross unrealized appreciation, gross unrealized depreciation and net unrealized appreciation (depreciation) on investments as of June 30, 2012 were as follows (in thousands):

Fund	Cost of Investments	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation) on Investments
Emerging Markets	$911,304	$63,476	$(196,773)	$(133,297)
Global Equity	11,228	1,477	(361)	1,116
Global Opportunities	226,308	21,453	(9,128)	12,325
Global Value	165,808	16,093	(4,721)	11,372
International	7,980,154	1,249,345	(257,981)	991,364
International Small Cap	523,327	129,542	(34,388)	95,154
International Value	5,285,207	718,773	(291,263)	427,510
Mid Cap	4,540,093	1,951,938	(151,492)	1,800,446
Mid Cap Value	7,120,916	948,806	(275,304)	673,502
Small Cap	402,234	117,066	(18,196)	98,870
Small Cap Value	2,638,486	383,947	(266,001)	117,946
Value	705,218	53,823	(21,808)	32,015

The difference between cost of investments for financial reporting and cost of investments for Federal income tax purposes was due primarily to timing differences in recognizing certain gains and losses on security transactions (e.g., wash sale loss deferrals and passive foreign investment company transactions).

(J) Transactions in securities of affiliates:

The table below shows information about securities of the Funds’ “affiliates” (as defined below) that were held by the Funds, purchased or sold by the Funds, or from which dividends were received by the Funds during the nine months ended June 30, 2012 (dollar values in thousands). The Funds identify a company as an affiliate for the purpose of this report if one or more of the Funds owned, in the aggregate, voting securities that it believed represented 5% or more of that company’s outstanding voting securities (as defined by the Investment Company Act of 1940, as amended) during the nine months ended June 30, 2012.

Fund	Security	As of 9/30/11 Share Balance	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Dividend Income(1)	As of 6/30/12 Share Balance	As of 6/30/12 Value
	Global Value
	Arch Capital Group Ltd.(2)	78,490	$3,328	$502	$(14)	$—	154,205	$6,120

	Total(3)		$3,328	$502	$(14)	$—		$6,120
	International Value
	Aderans Co., Ltd.(2)	2,420,067	$645	$413	$(55)	$—	2,444,767	$29,951
	Arch Capital Group Ltd.(2)	5,572,034	32,809	24,051	3,051	—	5,690,613	225,860
	Carpetright PLC(2)(4)(5)	2,956,377	4,476	3,345	(856)	—	3,161,793	33,548
	ICON PLC (DR)(2)	2,871,675	26,184	6	— (6)	—	4,245,959	95,661
	Panalpina Welttransport Holding AG(5)	1,093,317	36,834	10,454	(1,996)	2,111	1,395,597	125,246
	Qinetiq Group PLC	62,402,252	12,533	23,808	1,431	565	57,191,303	140,862
	Savills Plc	9,951,406	4,331	4,893	(577)	961	10,043,194	55,042

	Total(3)		$117,812	$66,970	$998	$3,637		$706,170
	Mid Cap
	athenahealth, Inc.(2)	1,956,015	$20,372	$21,584	$8,646	$—	1,930,915	$152,870
	Cepheid(2)(5)	2,030,600	45,885	28,441	40,818	—	3,265,800	146,145
	FLIR Systems, Inc.(5)	—	39,398	—	—	108	1,536,900	29,970

	Total(3)		$105,655	$50,025	$49,464	$108		$328,985
	Mid Cap Value
	Alleghany Corporation(2)(4)	599,507	$17,390	$410	$354	$—	652,935	$221,835
	Arch Capital Group Ltd.(2)	4,083,819	15,635	15,697	4,942	—	3,941,760	156,448
	Arrow Electronics, Inc.(2)	4,982,100	18,064	431	398	—	5,434,637	178,310
	Avnet, Inc.(2)(5)	6,353,610	18,904	470	433	—	6,888,193	212,570
	FLIR Systems, Inc.(5)	3,144,900	96,691	415	60	979	7,271,467	141,794
	Hatteras Financial Corp.(4)(5)	3,026,500	25,403	18,335	(31)	8,905	3,320,709	94,972
	Ingram Micro Inc.(2)	9,752,200	15,999	542	260	—	10,567,959	184,622
	Lexmark International, Inc.	4,113,200	12,726	607	30	3,456	4,478,598	119,041
	Patterson-UTI Energy, Inc.(5)	604,400	128,149	122	42	712	8,119,100	118,214
	Ryder System, Inc.(5)	1,388,000	19,451	162	177	1,368	1,754,813	63,191

	Total(3)		$368,412	$37,191	$6,665	$15,420		$1,174,190
	Small Cap
	athenahealth, Inc.(2)	204,500	$7,481	$7,841	$1,736	$—	194,500	$15,399
	Cepheid(2)(5)	387,400	7,372	4,024	(124)	—	478,700	21,422

	Total(3)		$14,853	$11,865	$1,612	$—		$36,821
	Small Cap Value
	Arrow Electronics, Inc.(2)	1,317,447	$—	$3,425	$905	$—	1,183,247	$38,822
	Cloud Peak Energy Inc.(2)(5)	2,473,200	15,708	5,286	(1,085)	—	3,108,600	52,566
	Comfort Systems USA, Inc.	2,698,526	—	3,259	(788)	381	2,442,726	24,476
	Comstock Resources, Inc.(2)(4)(5)	1,957,290	8,528	9,297	(5,865)	—	2,382,590	39,122
	CONMED Corporation(4)	1,574,059	—	10,503	3,720	332	1,078,959	29,855
	CRA International, Inc.(2)	661,700	2,017	1,450	(325)	—	730,779	10,735
	H.B. Fuller Company(4)	3,158,433	—	17,702	1,641	640	2,422,633	74,375
	Hatteras Financial Corp.(4)	1,812,500	2,671	22,815	(1,699)	4,147	1,162,100	33,236
	Hawaiian Holdings, Inc.(2)(4)	2,548,300	—	1,591	(184)	—	2,290,300	14,910
	ICON PLC (DR)(2)	921,041	12,341	2,367	(404)	—	1,392,141	31,365
	Lexmark International, Inc.	1,471,587	—	5,837	(1,397)	1,093	1,319,587	35,075
	Manhattan Associates, Inc.(2)(4)	1,184,624	—	25,811	27,383	—	—	—
	Matthews International Corporation(5)	1,351,113	9,481	5,859	(843)	389	1,476,100	47,958
	Neutral Tandem, Inc.(2)	1,850,400	4,188	2,811	(1,067)	—	2,049,600	27,014

Fund	Security	As of 9/30/11 Share Balance	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Dividend Income(1)	As of 6/30/12 Share Balance	As of 6/30/12 Value
	ORION MARINE GROUP, INC.(2)	1,851,400	—	2,357	(1,240)	—	1,672,600	11,641
	Penn Virginia Corporation(4)	2,298,900	—	34,834	(24,021)	124	—	—
	PICO Holdings, Inc.(2)	1,323,090	—	4,264	(1,572)	—	1,191,290	26,697
	Quanex Building Products Corporation(4)	1,909,726	247	7,447	(339)	203	1,481,726	26,493
	Rosetta Stone Inc.(2)(4)	1,179,600	—	4,084	(609)	—	887,100	12,277
	Ryder System, Inc.(5)	981,864	23,566	4,601	(131)	890	1,465,964	52,789
	Schnitzer Steel Industries, Inc., Class A(5)	383,000	36,720	2,517	(427)	229	1,298,900	36,395
	School Specialty, Inc.(2)(4)	1,769,253	—	42,634	(36,666)	—	—	—
	Sykes Enterprises, Incorporated(2)	3,130,694	—	6,923	(2,567)	—	2,839,794	45,323
	Ultratech, Inc.(2)	1,948,353	1,282	4,630	(88)	—	1,833,037	57,741
	Universal Electronics Inc.(2)(4)(5)	723,400	1,026	1,425	(657)	—	742,000	9,772
	Websense, Inc.(2)(5)	1,417,637	11,394	3,735	(727)	—	1,893,237	35,460

	Total(3)		$129,169	$237,464	$(49,052)	$8,428		$534,057
Value
	Alleghany Corporation(2)(4)(5)	—	$15,094	$476	$(5)	$—	47,436	$16,116
	Arch Capital Group Ltd.(2)	439,300	6,071	2,681	81	—	528,200	20,964
	Avnet, Inc.(2)(5)	585,800	6,768	3,694	(95)	—	668,000	20,614
	Ingram Micro Inc.(2)	1,000,700	6,518	3,506	(279)	—	1,173,100	20,494

	Total(3)		$34,451	$10,357	$(298)	$—		$62,072

(1)	Net of foreign taxes withheld, if any.
(2)	Non-income producing security.
(3)	Total value as of June 30, 2012 is presented for only those issuers that were affiliates as of June 30, 2012.
(4)	Issuer was no longer an affiliate as of June 30, 2012.
(5)	Issuer was not an affiliate as of September 30, 2011.
(6)	Amount rounds to less than $1.

Item 2.	Controls and Procedures.

(a) The registrant’s principal executive and principal financial officers have concluded, based on an evaluation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended, the “Disclosure Controls”) as of a date within 90 days prior to the filing date (the “Filing Date”) of this Form N-Q (the “Report”), that the Disclosure Controls are effectively designed to provide reasonable assurance that the information required to be disclosed by the registrant in the Report is recorded, processed, summarized and reported by the Filing Date, including ensuring that information required to be disclosed in the Report is accumulated and communicated to the registrant’s management, including the registrant’s principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure.

(b) There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) that occurred during the registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a)	Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2), are attached hereto as Exhibits (a)(1) and (a)(2).

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Artisan Partners Funds, Inc.

By:	/s/ Eric R. Colson
Eric R. Colson
Principal Executive Officer

Date: August 29, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Eric R. Colson
Eric R. Colson
Principal Executive Officer

Date: August 29, 2012

By:	/s/ Gregory K. Ramirez
Gregory K. Ramirez
Principal Financial Officer

Date: August 29, 2012